UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–03897)

Exact name of registrant as specified in charter:	Putnam Mortgage Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	September 30, 2020

Date of reporting period:	October 1, 2019 — September 30, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Mortgage Securities Fund

Annual report
9 | 30 | 20

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGSIX

Putnam
Mortgage Securities
Fund

Annual report
9 | 30 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

November 6, 2020

Dear Fellow Shareholder:

In the final months of 2020, the world continues to confront the challenges of the COVID-19 pandemic. Economic activity and employment remain well below levels at the start of the year. The stock and bond markets have fared better, displaying confidence in the early stages of recovery and indicating optimism that successful vaccines will be approved by early next year. Putnam, as in all market conditions, continues to pursue superior investment performance for you and your fellow shareholders. Committed to racial equity, Putnam is also working toward its goals of improving diversity and inclusion within its organization.

Also, we would like to take this opportunity to thank Robert E. Patterson, who retired as a Trustee on June 30, 2020, for his 36 years of service. We will miss Bob’s experienced judgment and insights, and we wish him well.

As always, thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 9–11 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

Before April 19, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

* The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018 and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018 and thereafter.

† Source: Lipper, a Refinitiv company.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 9/30/20. See above and pages 9–11 for additional fund performance information. Index descriptions can be found on page 16.

2 Mortgage Securities Fund

Mike, what was the fund’s investment environment like during the reporting period?

For much of the period, it was a generally favorable environment for mortgage-related securities and other risk assets. In October 2019, the U.S. Federal Reserve [Fed] reduced its policy interest rate for the third time in as many months. Sentiment toward global trade improved as the United States and China agreed to cooperate on an initial round of trade measures.

Cracks began to appear in the benign backdrop early in the new year, however, leading to an eventual collapse in March. Intensifying investor anxiety about the COVID-19 outbreak sparked a global sell-off in risk assets. The pandemic quickly developed into an economic crisis that led to unprecedented measures from government policy makers. Also, a poorly timed dispute between Russia and Saudi Arabia over oil production levels pushed crude prices steadily lower until the end of April, further unnerving market participants.

Early in the crisis, the Fed quickly slashed its policy rate to near zero. Risk assets began to rebound in late March, on hopes that massive government stimulus efforts would be enough

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Allocations are shown as a percentage of the fund’s net assets as of 9/30/20. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value (non-cash investments) of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced (TBA) commitments, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 9/30/20. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

4 Mortgage Securities Fund

to offset the near-term economic fallout from the pandemic.

After a moderate pullback in early May, risk assets generally rose through August, amid positive developments on a potential vaccine, negotiations for additional economic relief, and corporate earnings that came in above consensus expectations. These factors boosted sentiment in the face of heightening U.S.–China tensions and rising COVID-19 case counts across parts of the globe.

The market environment weakened moderately in September, partly due to increased global economic concerns stemming from an upsurge in virus cases in Europe. Fading hope for another U.S. stimulus package and uncertainty surrounding upcoming U.S. elections also weighed on investor sentiment.

Credit spreads tightened during the second half of the period, recovering from an extreme widening amid March’s market turmoil. [Spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries. Bond prices fall as spreads widen and rise as spreads tighten.] Meanwhile, interest rates declined sharply. For example, the yield on the benchmark 10-year U.S. Treasury reached a period high of 1.92% during the fourth quarter of 2019 but finished the period at 0.68%.

The fund posted a negative return and trailed its benchmark. Which strategies and holdings hampered relative performance?

Mortgage-credit investments were the biggest detractor versus the benchmark. Specifically, exposure to commercial mortgage-backed securities [CMBS] — both cash bonds and synthetic exposure via CMBX — performed poorly for most of the period as spreads widened substantially. By way of explanation, CMBX is a group of tradeable indexes that each reference a basket of 25 CMBS issued in a particular year.

Early in the period, strong investor demand and buying to cover short positions aided CMBX. In October, market participants reacted positively to a favorable research report on the CMBX index representing CMBS issued in 2012. The tide turned in January and February, however, amid a technically driven sell-off. In March, investors worried that the pandemic would severely impact cash flows in various segments of the commercial real estate market, including retail, lodging, restaurants, and office space. Public health policies that curtailed shopping and travel for millions of people constrained the revenues for many malls and travel destinations. Unlike other risk sectors, the CMBS supply/demand backdrop remained subdued into September. This was partly because the majority of credit-sensitive CMBS on the market do not directly benefit from the bond-purchase programs launched by the Fed.

In the residential mortgage market, our positions in agency credit-risk transfer securities [CRT] also struggled. Market liquidity issues, along with selling pressure sparked by concerns about unemployment and home-price appreciation, hampered the sector during March. Uncertainty about the effect that a government-mandated mortgage-forbearance program would have on CRT cash flows further weighed on the asset class. However, after some clarification about the program in April, CRT recovered during the remainder of the period, aided by improving market sentiment.

What about contributors?

Our interest-rate and yield-curve positioning added the most value versus the benchmark. During the first quarter of 2020, the portfolio’s duration was modestly greater than that of the benchmark, thereby increasing its relative interest-rate sensitivity. This positioning aided results as rates fell sharply across the curve during the height of the market turmoil.

Strategies targeting prepayment risk also notably contributed to relative performance, driven by our mortgage-basis positioning.

Mortgage Securities Fund 5

Our mortgage basis strategy seeks to exploit the yield differential between 30-year agency pass-throughs and 30-year U.S. Treasuries. Shifting from a short to a long position around the time that the Fed launched its series of borrower-friendly programs proved beneficial. The strategy added value as spreads on agency pass-throughs tightened throughout 2020’s third quarter [meaning their prices rose relative to Treasuries].

How did you use derivatives during the period?

We used CMBX credit default swaps to hedge the fund’s CMBS credit and market risks, and to gain access to specific areas of the market. We used interest-rate swaps and options to hedge the risks inherent in the fund’s duration and yield-curve positioning, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk. We used futures to help manage the fund’s yield-curve positioning.

What is your near-term outlook?

Recent data have shown recovery in key sectors of the U.S. economy, including manufacturing, housing, and consumer spending. However, the service sector continues to be constrained by the limitations resulting from the pandemic. We expect this trend to continue until a vaccine becomes widely available.

We are not anticipating a V-shaped economic recovery. While we expect intervals of rapid growth, we believe it will take an extended period of time for the economy to fully recover from the damage done by the mobility restrictions spawned by the pandemic. Also, we believe renewed virus outbreaks are likely to constrain the service sector and limit growth.

How was the fund positioned as of September 30?

We think measures by the Fed and other central banks to shore up marketplace liquidity amid the COVID-19 crisis may keep U.S. interest rates range bound for an extended period of time. As a result, we plan to keep the fund’s duration relatively close to that of its benchmark. In our

This chart illustrates the fund’s composition by maturity, showing the percentage of holdings in different maturity ranges and how the composition has changed over the past six months. Holdings and maturity ranges may vary over time. A negative number represents cash to be allocated to to-be-announced (TBA) agency pass-through mortgage-backed securities, which the fund has agreed to purchase.

6 Mortgage Securities Fund

view, having a portfolio duration greater than the benchmark [greater interest-rate sensitivity] in the current environment is not an effective hedge against credit risk within the portfolio.

COVID-19 created significant headwinds for the CMBS market due to the negative impact on commercial real estate. That said, during the quarter, we began to see some improvement in higher-rated cash bonds. We continue to have conviction in the fund’s CMBX positions, which we believe fairly compensate investors for current risk levels.

Within residential mortgage credit, we believe the agency CRT sector directly benefits from the efforts of the federal government, as well as government-sponsored enterprises such as Fannie Mae and Freddie Mac, to keep people in their homes. We also believe the dislocations that occurred in March have been mitigated by U.S. monetary and fiscal policy and the gradual reopening of the economy. Consequently, we continue to find value across numerous segments of the residential mortgage-backed market.

In prepayment-sensitive areas of the market, despite a recent increase in refinancing activity leading to faster prepayment speeds on underlying securities, we continue to find value in agency interest-only collateralized mortgage obligations and inverse IOs backed by jumbo loans and more seasoned collateral. We also believe IO securities structured from reverse mortgages continue to offer value. Overall, we view prepayment-related opportunities as attractive sources of diversification for the fund.

Thanks for your time and for bringing us up to date, Mike.AB

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counter-party risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Mortgage Securities Fund 7

Of special interest

In May 2020, the fund’s dividend rate per class A share was reduced from $0.049 to $0.041 due to lower marketplace yields. Similar reductions were made to other share classes.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

8 Mortgage Securities Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended September 30, 2020, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 9/30/20
	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year
Class A (2/8/84)
Before sales charge	5.88%	22.61%	2.06%	8.26%	1.60%	5.73%	1.88%	–3.05%
After sales charge	5.77	17.71	1.64	3.93	0.77	1.50	0.50	–6.93
Class B (4/27/92)
Before CDSC	5.66	15.72	1.47	4.41	0.87	3.41	1.12	–3.69
After CDSC	5.66	15.72	1.47	2.61	0.52	0.61	0.20	–8.33
Class C (7/26/99)
Before CDSC	5.67	13.68	1.29	4.26	0.84	3.36	1.11	–3.82
After CDSC	5.67	13.68	1.29	4.26	0.84	3.36	1.11	–4.75
Class R (1/21/03)
Net asset value	5.60	19.50	1.80	6.91	1.35	4.88	1.60	–3.26
Class R6 (4/20/18)
Net asset value	6.08	26.16	2.35	10.06	1.94	6.88	2.24	–2.71
Class Y (4/11/94)
Net asset value	6.07	25.78	2.32	9.73	1.87	6.56	2.14	–2.75

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 4.00% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Before April 19, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

Class B share performance reflects conversion to class A shares after eight years.

Class C share performance reflects conversion to class A shares after 10 years.

Mortgage Securities Fund 9

Comparative index returns For periods ended 9/30/20

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year
Bloomberg Barclays U.S.
MBS Index	6.97%	34.48%	3.01%	15.83%	2.98%	11.46%	3.68%	4.36%
Bloomberg Barclays
GNMA-Bloomberg
Barclays U.S. MBS Linked	6.95	34.31	2.99	15.38	2.90	11.38	3.66	4.36
Benchmark*
Lipper U.S. Mortgage
Funds category average†	5.86	34.91	3.01	15.17	2.85	10.48	3.37	3.69

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018 and thereafter.

† Over the 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 9/30/20 , there were 129, 112, 106, 75, and 3 funds, respectively, in this Lipper category.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $11,572 and $11,368, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $11,950, $12,616, and $12,578, respectively.

10 Mortgage Securities Fund

Fund price and distribution information For the 12-month period ended 9/30/20
Distributions	Class A		Class B	Class C	Class R	Class R6	Class Y
Number	12		12	12	12	12	12
Income	$0.548		$0.449	$0.454	$0.516	$0.595	$0.580
Capital gains	—		—	—	—	—	—
Total	$0.548		$0.449	$0.454	$0.516	$0.595	$0.580
	Before	After	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value
9/30/19	$12.96	$13.50	$12.89	$12.84	$12.81	$12.82	$12.81
9/30/20	12.02	12.52	11.97	11.90	11.88	11.88	11.88
	Before	After	Net	Net	Net	Net	Net
Current rate	sales	sales	asset	asset	asset	asset	asset
(end of period)	charge	charge	value	value	value	value	value
Current dividend rate[1]	4.09%	3.93%	3.31%	3.33%	3.94%	4.55%	4.34%
Current 30-day SEC yield
(with expense
limitation)[2,3]	N/A	3.91	3.32	3.32	3.82	4.46	4.32
Current 30-day SEC yield
(without expense
limitation)[3]	N/A	3.74	3.15	3.14	3.65	4.28	4.14

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For a portion of the period, the fund had expense limitations, without which yields would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Mortgage Securities Fund 11

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios
	Class A	Class B	Class C	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 9/30/19*	0.75%	1.50%**	1.50%	1.00%	0.37%	0.50%
Total annual operating expenses for the
fiscal year ended 9/30/19	0.90%	1.65%**	1.65%	1.15%	0.52%	0.65%
Annualized expense ratio for the
six-month period ended 9/30/20 †	0.75%	1.50%	1.50%	1.00%	0.37%	0.50%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 1/30/21.

** Restated to reflect current fees

† Expense ratios for each class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 4/1/20 to 9/30/20. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$3.83	$7.65	$7.65	$5.10	$1.89	$2.56
Ending value (after expenses)	$1,042.50	$1,039.30	$1,039.00	$1,041.80	$1,045.10	$1,045.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 9/30/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

12 Mortgage Securities Fund

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 9/30/20, use the following calculation method. To find the value of your investment on 4/1/20, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$3.79	$7.57	$7.57	$5.05	$1.87	$2.53
Ending value (after expenses)	$1,021.25	$1,017.50	$1,017.50	$1,020.00	$1,023.15	$1,022.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 9/30/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Mortgage Securities Fund 13

Consider these risks before investing

Funds that invest in government securities are not guaranteed. Mortgage- and asset-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the housing or real estate markets. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Default risk is generally higher for non-qualified mortgages. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography (such as a region of the United States), industry, or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets. You can lose money by investing in the fund.

14 Mortgage Securities Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/ or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association

Mortgage Securities Fund 15

(Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

• CMBS mezzanine tranches are securities positioned between a senior tranche (mostly rated AAA) and a subordinated tranche (unrated, typically called an equity tranche). The mezzanine tranches are typically rated between AA and B because they are more exposed to credit risk than the senior tranches, and thus generally carry a higher yield.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays GNMA Index is an unmanaged index of Government National Mortgage Association bonds.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. MBS Index is an unmanaged index of agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

CMBX Index tracks the performance of a basket of CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

16 Mortgage Securities Fund

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of September 30, 2020, Putnam employees had approximately $495,000,000 and the Trustees had approximately $76,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the first annual report on the program to the Trustees in April 2020. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from December 2018 through March 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2019. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the COVID-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Mortgage Securities Fund 17

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

18 Mortgage Securities Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract

Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2020. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly

Mortgage Securities Fund 19

launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2019. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2019. Putnam Management and PSERV have agreed to maintain these expense limitations until at least January 30, 2022. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.32% of its average net assets through at least January 30, 2022. During its fiscal year ending in 2019, your fund’s expenses were reduced as a result of this expense limitation. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal

20 Mortgage Securities Fund

year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out

Mortgage Securities Fund 21

of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper U.S. Mortgage Funds) for the one-year, three-year and five-year periods ended December 31, 2019 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	1st
Three-year period	1st
Five-year period	2nd

For the one-year period ended December 31, 2019, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2019, there were 123, 109 and 100 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued

22 Mortgage Securities Fund

intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Mortgage Securities Fund 23

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s audited financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semian-nual report, the highlights table also includes the current reporting period.

24 Mortgage Securities Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Putnam Mortgage Securities Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Mortgage Securities Fund (the “Fund”) as of September 30, 2020, the related statement of operations and changes in net assets for the year ended September 30, 2020, including the related notes, and the financial highlights for the year ended September 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations, changes in its net assets and the financial highlights for the year ended September 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended September 30, 2019 and the financial highlights for each of the periods ended on or prior to September 30, 2019 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated November 13, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 6, 2020

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Mortgage Securities Fund 25

The fund’s portfolio 9/30/20

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (78.4%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (11.2%)
Government National Mortgage Association Adjustable Rate Mortgages
(1 Yr Monthly Treasury Average CMT Index + 1.50%), 3.25%, 7/20/26	$6,086	$6,205
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	34,537	40,265
6.00%, 1/15/29	1	1
5.50%, with due dates from 8/15/35 to 5/20/49	238,881	273,726
5.00%, with due dates from 5/20/49 to 3/20/50	654,855	736,854
4.70%, with due dates from 5/20/67 to 8/20/67	601,561	698,587
4.663%, 9/20/65	122,731	136,330
4.616%, 6/20/67	650,924	751,769
4.511%, 3/20/67	620,879	714,310
4.50%, TBA, 10/1/50	2,000,000	2,142,656
4.50%, with due dates from 2/20/34 to 1/20/50	13,118,820	14,674,893
4.326%, 5/20/67	220,883	256,893
4.00%, with due dates from 9/20/44 to 1/20/50	4,061,541	4,439,737
3.50%, with due dates from 8/20/49 to 3/20/50	1,914,977	2,106,692
3.00%, TBA, 10/1/50	44,000,000	46,065,936
3.00%, with due dates from 3/20/43 to 10/20/44	1,720,032	1,874,552
2.00%, TBA, 10/1/50	11,000,000	11,428,828
		86,348,234
U.S. Government Agency Mortgage Obligations (67.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	139,899	160,134
6.00%, 9/1/21	237	241
5.00%, 4/1/49	21,057	23,313
4.50%, with due dates from 1/1/37 to 6/1/37	115,803	129,222
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 4/1/21 to 8/1/22	32,292	32,862
5.50%, with due dates from 10/1/20 to 1/1/21	957	961
5.00%, with due dates from 1/1/49 to 8/1/49	375,280	416,663
5.00%, 3/1/21	105	106
4.50%, with due dates from 3/1/39 to 5/1/49	806,537	887,535
4.00%, with due dates from 2/1/45 to 6/1/46	820,150	893,562
3.50%, with due dates from 5/1/56 to 6/1/56	7,265,261	8,109,973
3.50%, with due dates from 10/1/44 to 1/1/47	12,802,044	14,022,173
2.50%, 3/1/43	22,253,328	23,531,525
Uniform Mortgage-Backed Securities
6.00%, TBA, 10/1/50	11,400,000	12,738,610
5.50%, TBA, 10/1/50	52,000,000	57,760,622
4.50%, TBA, 10/1/50	95,000,000	102,755,857
3.00%, TBA, 10/1/50	21,000,000	21,997,500
2.50%, TBA, 11/1/50	12,000,000	12,569,063
2.50%, TBA, 10/1/50	95,000,000	99,668,357
2.00%, TBA, 11/1/50	89,000,000	91,843,826
2.00%, TBA, 10/1/50	62,000,000	64,111,875
1.50%, TBA, 10/1/50	8,000,000	8,050,625
		519,704,605
Total U.S. government and agency mortgage obligations (cost $599,987,166)		$606,052,839

26 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)*	amount	Value
Agency collateralized mortgage obligations (38.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR)
+ 25.79%), 25.18%, 4/15/37	$253,738	$469,415
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR)
+ 24.42%), 23.861%, 5/15/35	933,342	1,540,014
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR)
+ 23.80%), 23.238%, 11/15/35	521,188	927,715
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR)
+ 22.28%), 21.772%, 12/15/36	176,251	287,290
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 19.403%, 3/15/35	2,198,321	3,077,649
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR)
+ 16.95%), 16.556%, 6/15/34	648,952	791,722
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.098%, 11/15/42	2,988,212	389,212
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 5.998%, 2/15/45	7,374,499	1,469,546
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	3,563,643	430,948
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,832,382	191,039
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	2,109,534	168,209
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	11,130,814	1,349,166
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	10,087,574	994,181
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	5,938,671	545,152
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	4,234,791	399,989
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	3,869,074	430,434
REMICs Ser. 4425, IO, 4.00%, 1/15/45	5,097,404	560,714
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	6,107,552	626,024
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	5,360,399	833,794
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	9,141,471	490,934
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	5,140,807	359,856
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	1,652,952	6,491
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	2,143,636	164,129
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1,
3.868%, 7/25/43 W	14,005	14,911
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1,
3.73%, 10/25/43 W	8,557	10,297
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	16,386,810	1,188,044
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	3,054,294	360,155
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	6,002,758	730,569
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	1,661,323	14,674
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,123,967	73,492
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	5,753,097	517,779
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	5,342,801	545,839
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	8,476,241	678,099
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	9,972,997	685,255
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	6,738,524	530,826
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	3,915,268	249,403
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	4,631,616	223,966
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO,
0.434%, 11/15/28 W	695,889	9,568

Mortgage Securities Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO,
0.284%, 10/25/43 W	$2,752,276	$27,523
Structured Pass-Through Certificates Ser. 48, Class A2, IO,
0.212%, 7/25/33 W	4,367,577	32,757
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	2,056,939	1,960,006
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	3,693	3,361
REMICs Ser. 3391, PO, zero %, 4/15/37	45,885	42,902
REMICs Ser. 3300, PO, zero %, 2/15/37	47,192	44,125
REMICs Ser. 3314, PO, zero %, 11/15/36	773	771
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	1,962	1,864
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	24,973	23,475
REMICs Ser. 3210, PO, zero %, 5/15/36	5,839	5,663
REMICs Ser. 3326, Class WF, zero %, 10/15/35	30,876	28,104
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%),
zero %, 2/15/36	20,073	18,065
Strips Ser. 315, PO, zero %, 9/15/43	12,852,831	11,846,167
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR)
+ 39.90%), 39.011%, 7/25/36	287,315	551,644
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR)
+ 27.50%), 26.759%, 5/25/35	657,512	1,022,361
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR)
+ 24.57%), 24.024%, 3/25/36	369,156	675,555
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 24.20%), 23.657%, 6/25/37	451,144	794,013
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 23.28%), 22.74%, 2/25/38	1,641,206	2,286,429
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR)
+ 23.10%), 22.582%, 11/25/35	272,873	398,395
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR)
+ 20.25%), 19.806%, 8/25/35	202,339	288,078
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR)
+ 20.12%), 19.665%, 12/25/35	602,995	874,343
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR)
+ 17.39%), 17.009%, 11/25/34	124,078	148,894
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
12.604%, 5/25/40	955,453	1,165,653
REMICs Trust Ser. 98-W5, Class X, IO, 7.876%, 7/25/28 W	1,392,612	40,038
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR)
+ 6.60%), 6.452%, 10/25/41	882,865	129,119
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.102%, 7/25/48	7,460,325	1,607,700
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.102%, 6/25/48	22,738,314	4,786,702
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.102%, 3/25/48	10,309,204	1,843,286
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.002%, 1/25/48	15,557,867	2,652,101
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.002%, 11/25/46	21,768,819	4,736,277

28 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	$8,617,014	$1,691,089
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.952%, 11/25/46	24,799,197	5,604,492
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.952%, 11/25/46	36,358,810	7,180,865
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.952%, 8/25/46	16,526,865	3,428,273
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.902%, 9/25/49	24,086,059	3,589,554
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.902%, 8/25/49	10,428,098	1,671,427
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.902%, 3/25/46	18,492,830	3,161,401
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.852%, 11/25/49	3,868,406	1,046,752
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	6,347,299	1,174,250
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	7,726,345	1,501,847
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	15,835,463	2,668,188
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	10,586,551	1,477,691
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	8,985,078	1,566,818
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	7,254,354	964,266
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	8,705,243	1,319,848
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	10,462,239	1,774,721
REMICs FRB Ser. 03-W14, Class 2A, 4.225%, 1/25/43 W	11,227	11,826
REMICs FRB Ser. 03-W11, Class A1, 4.071%, 6/25/33 W	286	291
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	3,796,345	372,874
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	4,552,261	427,408
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	2,979,844	193,690
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	5,370,673	401,440
Trust FRB Ser. 03-W3, Class 1A4, 3.899%, 8/25/42 W	24,253	25,786
REMICs Trust FRB Ser. 04-W7, Class A2, 3.84%, 3/25/34 W	4,386	4,842
Trust FRB Ser. 04-W2, Class 4A, 3.818%, 2/25/44 W	7,633	7,996
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	47,412,160	2,311,343
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	14,996,985	1,049,789
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	6,474,804	407,883
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	1,594,712	127,577
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	6,343,690	594,167
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	7,984,333	553,768
REMICs Ser. 20-68, Class LI, IO, 3.00%, 10/25/50	13,624,000	1,803,273
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	4,203,622	325,781
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	7,847,701	657,245
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	4,246,397	338,217
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	2,300,996	85,208
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,253,655	99,037
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	4,573,967	213,196
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	5,062,488	250,446
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	2,591,820	68,033
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	3,465,457	102,347

Mortgage Securities Fund 29

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	$2,297,251	$53,843
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	5,543,398	150,121
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%),
0.425%, 8/27/36	25,120,382	22,191,591
REMICs FRB Ser. 01-50, Class B1, IO, 0.387%, 10/25/41 W	2,757,613	12,387
REMICs Ser. 01-79, Class BI, IO, 0.267%, 3/25/45 W	1,516,082	7,580
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	59,846	49,672
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	170,955	167,057
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	20,399	20,081
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	98,770	89,880
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	5,428	5,048
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,126	1,013
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,747	1,607
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,973	2,794
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	24,203	22,266
REMICs Trust Ser. 98-W2, Class X, IO, zero %, 6/25/28 W	4,663,732	151,571
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%),
6.544%, 12/20/43	5,632,696	1,196,948
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%),
6.444%, 4/20/38	7,304,181	1,844,891
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
6.044%, 6/20/48	9,510,777	1,411,303
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
6.044%, 6/20/43	14,202,491	2,782,903
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	5,722,078	1,199,796
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.998%, 1/16/44	9,358,290	1,891,568
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.998%, 9/16/43	10,744,414	2,093,635
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.994%, 5/20/49	18,578,786	2,532,336
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.994%, 2/20/40	936,159	177,870
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.944%, 8/20/49	10,905,015	1,731,596
IFB Ser. 16-80, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.944%, 6/20/46	6,891,425	1,381,572
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.894%, 2/20/50	3,397,879	379,113
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.894%, 10/20/49	12,627,916	3,329,538
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.894%, 8/20/49	969,597	127,510
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.894%, 6/20/49	773,668	87,858
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%),
5.844%, 10/20/49	12,093,090	3,195,696
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	5,520,846	1,101,773

30 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
5.444%, 8/20/44	$6,761,393	$1,278,430
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	152,091	18,123
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	6,973,395	1,216,021
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	4,842,488	865,595
Ser. 14-76, IO, 5.00%, 5/20/44	4,248,206	693,315
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	5,288,119	752,438
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,358,514	418,636
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	11,959,160	2,107,802
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,053,930	359,139
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	9,979,759	1,777,595
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	5,980,645	1,031,661
Ser. 18-1, IO, 4.50%, 1/20/48	9,870,521	1,394,374
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,692,278	141,237
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	7,401,664	1,068,588
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	9,818,878	1,527,863
Ser. 12-129, IO, 4.50%, 11/16/42	4,095,469	721,826
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	2,009,291	339,225
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	6,875,363	608,893
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	9,797,840	1,481,923
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,751,983	424,078
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,605,316	246,817
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	6,614,900	1,149,111
Ser. 16-69, IO, 4.00%, 5/20/46	2,759,711	317,367
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	5,945,508	699,801
Ser. 15-94, IO, 4.00%, 7/20/45	14,944,726	2,615,327
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	5,655,842	1,018,052
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,240,748	172,870
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	8,555,495	577,494
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	7,978,025	1,316,374
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,428,984	308,797
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	6,137,773	875,034
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	10,535,776	1,659,385
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	2,830,352	381,816
Ser. 14-104, IO, 4.00%, 3/20/42	7,796,432	914,522
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	1,822,632	50,532
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	805,686	22,594
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	1,232,671	13,553
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	10,377,641	997,566
Ser. 17-H03, Class KI, IO, 3.759%, 1/20/67	26,421,778	3,231,278
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	5,943,745	141,164
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	4,805,207	424,396
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	6,585,255	563,830
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	6,594,555	513,962
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,129,590	246,455
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,635,734	123,694
Ser. 12-136, IO, 3.50%, 11/20/42	9,158,986	1,239,939
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	13,720,100	879,870

Mortgage Securities Fund 31

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	$2,413,902	$155,998
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	5,075,306	329,895
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	4,049,561	59,824
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	6,806,629	266,371
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	2,264,632	101,908
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	3,499,838	118,604
Ser. 16-H23, Class NI, IO, 3.347%, 10/20/66	36,668,627	3,663,196
Ser. 16-H03, Class AI, IO, 3.321%, 1/20/66	17,836,148	1,515,231
Ser. 16-H24, Class JI, IO, 3.305%, 11/20/66	5,866,022	639,790
Ser. 16-H06, Class AI, IO, 3.213%, 2/20/66	12,784,332	1,165,126
Ser. 15-H04, Class AI, IO, 3.198%, 12/20/64	21,879,473	1,670,417
Ser. 15-H10, Class HI, IO, 3.143%, 4/20/65	25,735,309	2,205,516
Ser. 15-H25, Class BI, IO, 3.081%, 10/20/65	14,222,197	1,318,398
Ser. 16-H04, Class KI, IO, 3.041%, 2/20/66	19,479,554	1,377,945
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	6,085,404	125,396
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	2,640,045	72,601
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	3,895,900	292,193
Ser. 14-H21, Class AI, IO, 2.911%, 10/20/64	22,140,215	1,803,188
Ser. 16-H10, Class AI, IO, 2.881%, 4/20/66	29,074,527	1,952,355
Ser. 15-H22, Class AI, IO, 2.815%, 9/20/65	31,266,131	2,920,257
Ser. 16-H18, Class QI, IO, 2.758%, 6/20/66	21,630,066	2,292,657
Ser. 16-H13, Class IK, IO, 2.632%, 6/20/66	21,817,333	2,696,143
Ser. 15-H13, Class AI, IO, 2.614%, 6/20/65	21,142,414	1,838,757
Ser. 17-H08, Class GI, IO, 2.604%, 2/20/67	16,553,425	2,192,050
Ser. 15-H22, Class GI, IO, 2.597%, 9/20/65	19,136,172	2,024,607
Ser. 16-H17, Class DI, IO, 2.541%, 7/20/66	22,361,707	1,999,942
Ser. 17-H08, Class EI, IO, 2.48%, 2/20/67	18,972,642	2,006,822
Ser. 17-H14, Class LI, IO, 2.47%, 6/20/67	10,704,251	1,165,405
FRB Ser. 15-H16, Class XI, IO, 2.433%, 7/20/65	12,053,614	1,210,183
Ser. 17-H04, Class BI, IO, 2.417%, 2/20/67	16,884,280	1,846,351
Ser. 16-H27, Class GI, IO, 2.393%, 12/20/66	25,737,690	3,031,591
Ser. 16-H04, Class HI, IO, 2.384%, 7/20/65	16,490,093	1,098,240
Ser. 17-H25, Class CI, IO, 2.382%, 12/20/67	22,490,459	2,814,764
Ser. 18-H01, Class XI, IO, 2.335%, 1/20/68	17,947,701	2,336,773
Ser. 18-H02, Class IM, IO, 2.333%, 2/20/68	13,362,440	1,656,249
Ser. 16-H06, Class DI, IO, 2.32%, 7/20/65	21,190,418	1,536,771
Ser. 17-H08, Class NI, IO, 2.309%, 3/20/67	15,981,344	1,499,050
Ser. 18-H04, Class JI, IO, 2.30%, 3/20/68	20,271,737	2,079,880
Ser. 18-H05, Class ID, IO, 2.30%, 3/20/68	9,160,817	1,004,444
Ser. 16-H07, Class PI, IO, 2.285%, 3/20/66	34,321,883	3,646,020
Ser. 17-H25, Class AI, IO, 2.26%, 12/20/67	8,196,969	843,005
Ser. 17-H14, Class JI, IO, 2.26%, 6/20/67	8,314,352	1,084,350
Ser. 17-H06, Class MI, IO, 2.241%, 2/20/67	27,891,217	2,611,204
Ser. 17-H10, Class MI, IO, 2.224%, 4/20/67	18,029,871	1,460,420
Ser. 17-H09, IO, 2.185%, 4/20/67	15,499,986	1,300,681
Ser. 15-H20, Class CI, IO, 2.181%, 8/20/65	28,151,271	2,577,925
Ser. 16-H24, IO, 2.152%, 9/20/66	18,247,818	1,978,549
Ser. 18-H02, IO, 2.104%, 1/20/68	9,858,897	956,195

32 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H01, Class HI, IO, 2.101%, 10/20/65	$10,716,964	$822,527
Ser. 16-H06, Class HI, IO, 2.077%, 2/20/66	17,682,871	1,363,066
Ser. 17-H25, IO, 2.045%, 11/20/67	14,457,626	1,531,605
Ser. 15-H24, Class HI, IO, 2.044%, 9/20/65	20,751,908	1,144,426
Ser. 17-H16, Class HI, IO, 1.978%, 8/20/67	12,617,650	1,050,519
Ser. 16-H24, Class KI, IO, 1.963%, 11/20/66	11,294,127	1,269,880
Ser. 15-H23, Class TI, IO, 1.914%, 9/20/65	19,496,973	1,766,426
Ser. 17-H23, Class BI, IO, 1.901%, 11/20/67	12,560,465	1,168,123
Ser. 17-H20, Class AI, IO, 1.882%, 10/20/67	33,068,139	3,895,840
Ser. 15-H23, Class DI, IO, 1.867%, 9/20/65	6,012,165	487,731
Ser. 14-H25, Class BI, IO, 1.70%, 12/20/64	18,306,836	1,275,346
Ser. 17-H06, Class EI, IO, 1.597%, 2/20/67	12,312,022	724,907
Ser. 14-H18, Class CI, IO, 1.589%, 9/20/64	14,043,065	1,091,947
Ser. 16-H08, Class GI, IO, 1.441%, 4/20/66	14,337,835	735,760
FRB Ser. 11-H07, Class FI, IO, 1.246%, 2/20/61 W	41,338,647	1,087,206
Ser. 12-H11, Class FI, IO, 1.222%, 2/20/62	29,192,793	891,723
Ser. 11-H16, Class FI, IO, 1.039%, 7/20/61	22,947,440	790,516
Ser. 10-151, Class KO, PO, zero %, 6/16/37	548,970	513,428
Ser. 06-36, Class OD, PO, zero %, 7/16/36	5,844	5,260
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO,
0.84%, 9/19/27 W	414,992	1,556
		295,108,624
Commercial mortgage-backed securities (16.4%)
Banc of America Commercial Mortgage Trust 144A Ser. 16-UB10,
Class D, 3.00%, 7/15/49	3,225,000	2,517,806
Bank FRB Ser. 20-BN25, Class C, 3.354%, 1/15/63 W	1,388,000	1,354,926
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	1,685,000	1,294,142
Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 07-T26, Class AJ, 5.541%, 1/12/45 W	1,321,000	951,120
Citigroup Commercial Mortgage Trust Ser. 13-GC11, Class C,
4.134%, 4/10/46 W	958,000	984,937
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class C, 5.044%, 9/10/45 W	1,273,000	1,198,458
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.092%, 4/10/47 W	1,052,000	1,025,492
FRB Ser. 14-UBS3, Class C, 4.898%, 6/10/47 W	956,000	954,346
FRB Ser. 14-UBS4, Class C, 4.801%, 8/10/47 W	1,493,060	1,481,531
FRB Ser. 18-COR3, Class C, 4.713%, 5/10/51 W	1,041,000	1,061,743
Ser. 13-LC6, Class C, 4.242%, 1/10/46 W	1,555,000	1,555,000
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.463%, 8/10/46 W	2,373,000	2,035,934
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47 W	3,623,000	2,899,257
FRB Ser. 14-CR19, Class D, 4.868%, 8/10/47 W	2,082,000	1,816,398
FRB Ser. 14-CR14, Class D, 4.768%, 2/10/47 W	1,130,000	994,400
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,419,000	1,780,447
Ser. 13-LC6, Class E, 3.50%, 1/10/46	1,077,000	829,969
CSAIL Commercial Mortgage Trust Ser. 19-C15, Class B,
4.476%, 3/15/52	1,540,000	1,714,023

Mortgage Securities Fund 33

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
CSAIL Commercial Mortgage Trust 144A FRB Ser. 18-C14, Class D,
5.054%, 11/15/51 W	$1,212,000	$1,110,101
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC1A, Class C, 5.79%, 11/10/46 W	979,000	980,765
FRB Ser. 11-LC2A, Class D, 5.67%, 7/10/44 W	2,137,000	1,974,340
FRB Ser. 11-LC3A, Class D, 5.513%, 8/10/44 W	6,001,000	5,544,918
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%),
2.557%, 7/25/29	1,913,000	1,794,735
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%),
2.557%, 7/25/29	1,833,614	1,784,577
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.549%, 2/10/46 W	1,276,000	1,066,795
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	1,148,000	1,156,502
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.155%, 1/10/47 W	4,153,000	3,550,815
FRB Ser. 14-GC20, Class C, 5.13%, 4/10/47 W	1,313,000	1,175,276
FRB Ser. 14-GC22, Class C, 4.848%, 6/10/47 W	1,596,000	1,518,899
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.125%, 8/10/43 W	1,486,000	669,323
FRB Ser. 12-GC6, Class C, 5.839%, 1/10/45 W	1,082,000	978,528
FRB Ser. 14-GC24, Class D, 4.664%, 9/10/47 W	5,349,000	2,032,620
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.706%, 9/15/47 W	1,252,000	1,039,731
FRB Ser. 13-C12, Class C, 4.236%, 7/15/45 W	1,312,000	1,282,999
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.859%, 8/15/46 W	4,088,000	2,974,358
FRB Ser. 14-C19, Class C19, 4.833%, 4/15/47 W	1,767,000	1,484,280
FRB Ser. 13-C12, Class E, 4.236%, 7/15/45 W	1,235,000	881,538
FRB Ser. 14-C23, Class D, 4.121%, 9/15/47 W	1,155,000	978,701
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C,
4.512%, 3/15/50 W	1,858,000	1,734,282
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,816,441	2,448,811
FRB Ser. 12-CBX, Class B, 5.081%, 6/15/45 W	1,360,000	1,277,714
FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46 W	2,891,000	2,151,637
Ser. 13-LC11, Class B, 3.499%, 4/15/46	725,000	695,238
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.853%, 2/15/46 W	3,045,000	1,586,943
FRB Ser. 11-C3, Class E, 5.853%, 2/15/46 W	1,629,000	456,582
FRB Ser. 10-C2, Class D, 5.841%, 11/15/43 W	1,946,000	1,167,619
FRB Ser. 11-C4, Class C, 5.525%, 7/15/46 W	990,000	977,573
FRB Ser. 13-C16, Class D, 5.194%, 12/15/46 W	2,285,000	2,144,656
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	2,285,660	1,366,909
Morgan Stanley Bank of America Merrill Lynch Trust FRB
Ser. 16-C29, Class C, 4.904%, 5/15/49 W	2,056,000	1,957,116
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.922%, 10/15/46 W	1,004,000	792,365
FRB Ser. 13-C12, Class E, 4.922%, 10/15/46 W	3,843,584	2,306,150

34 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	$1,288,000	$772,800
FRB Ser. 15-C23, Class D, 4.289%, 7/15/50 W	2,496,000	2,202,189
FRB Ser. 13-C9, Class D, 4.257%, 5/15/46 W	1,234,000	1,011,880
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46 W	2,316,000	1,126,462
Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.599%, 3/15/45 W	1,038,000	904,529
FRB Ser. 12-C4, Class E, 5.599%, 3/15/45 W	2,436,000	1,218,000
FRB Ser. 11-C3, Class E, 5.419%, 7/15/49 W	8,047,130	6,334,698
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.898%, 3/25/50	2,630,000	2,454,196
FRB Ser. 19-01, Class M10, 3.398%, 10/15/49	6,245,000	5,729,788
FRB Ser. 19-01, Class M7, 1.848%, 10/15/49	1,349,710	1,260,292
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.755%, 5/10/45 W	4,617,000	3,064,504
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	2,266,000	730,961
Ser. 18-C11, Class D, 3.00%, 6/15/51 W	1,265,000	903,393
Ser. 18-C10, Class D, 3.00%, 5/15/51 W	1,258,000	973,022
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class D, 4.62%, 12/10/45 W	1,741,000	863,465
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	2,725,000	2,640,303
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class B, 6.252%, 1/10/45 W	1,745,000	1,794,247
FRB Ser. 11-C1, Class D, 6.252%, 1/10/45 W	3,176,000	2,728,543
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C48, Class C, 5.291%, 1/15/52 W	744,000	778,603
FRB Ser. 20-C56, Class C, 3.751%, 6/15/53 W	1,185,000	1,198,402
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.39%, 6/15/44 W	1,659,568	923,870
FRB Ser. 12-C9, Class D, 4.971%, 11/15/45 W	5,183,466	4,090,734
FRB Ser. 12-C9, Class E, 4.971%, 11/15/45 W	2,012,000	1,280,894
		126,479,100
Residential mortgage-backed securities (non-agency) (21.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 0.365%, 5/25/47	6,935,646	3,421,697
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48 W	750,000	779,869
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C,
Class 1A3, 6.028%, 11/28/36	8,140,000	8,184,251
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 2.989%, 10/25/35 W	702,325	627,561
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%),
0.648%, 1/25/36	392,114	443,825
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.498%,
10/25/27 (Bermuda)	3,092,648	3,028,246
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 1.748%,
8/25/28 (Bermuda)	2,230,000	2,193,144
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4,
(1 Month US LIBOR + 0.24%), 0.388%, 6/25/36	8,710,000	7,973,075

Mortgage Securities Fund 35

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1,
(1 Month US LIBOR + 0.18%), 0.336%, 2/20/47	$2,917,129	$2,201,345
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1,
(1 Month US LIBOR + 0.18%), 0.328%, 6/25/47	6,280,066	5,900,427
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR
+ 2.85%), 2.998%, 1/25/30	765,000	612,230
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 9.498%, 4/25/28	330,601	390,273
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1,
Class B, (1 Month US LIBOR + 8.80%), 8.948%, 3/25/28	2,721,180	2,720,250
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1,
(1 Month US LIBOR + 5.15%), 5.298%, 10/25/29	1,235,000	1,255,899
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3,
(1 Month US LIBOR + 5.00%), 5.148%, 12/25/28	5,268,115	5,500,332
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1,
(1 Month US LIBOR + 4.75%), 4.898%, 12/25/29	250,000	249,999
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
(1 Month US LIBOR + 4.75%), 4.898%, 10/25/24	463,485	473,094
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3,
(1 Month US LIBOR + 4.55%), 4.698%, 10/25/24	1,403,979	1,429,531
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3,
(1 Month US LIBOR + 3.80%), 3.948%, 3/25/25	193,814	194,706
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2,
(1 Month US LIBOR + 3.55%), 3.698%, 8/25/29	925,369	952,236
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2,
(1 Month US LIBOR + 3.45%), 3.598%, 10/25/29	1,703,000	1,753,146
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2,
(1 Month US LIBOR + 3.25%), 3.398%, 7/25/29	345,592	354,016
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1,
(1 Month US LIBOR + 3.15%), 3.298%, 7/25/30	3,884,000	3,469,834
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2,
(1 Month US LIBOR + 2.65%), 2.798%, 12/25/29	2,787,422	2,760,710
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 2.448%, 9/25/30	2,857,156	2,812,749
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2,
(1 Month US LIBOR + 1.80%), 1.948%, 7/25/30	721,140	704,013
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2,
(1 Month US LIBOR + 11.25%), 11.398%, 4/25/49	637,000	592,933
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2,
(1 Month US LIBOR + 11.00%), 11.148%, 10/25/48	1,439,000	1,322,142
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2,
(1 Month US LIBOR + 10.75%), 10.898%, 1/25/49	4,520,000	4,131,955
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2,
(1 Month US LIBOR + 10.50%), 10.648%, 3/25/49	282,000	265,276
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4,
Class B2, (1 Month US LIBOR + 10.00%), 10.158%, 8/25/50	2,647,000	2,686,705
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3,
Class B2, (1 Month US LIBOR + 10.00%), 10.148%, 7/25/50	916,000	911,420

36 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2,
(1 Month US LIBOR + 8.15%), 8.298%, 7/25/49	$393,000	$328,594
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2,
(1 Month US LIBOR + 6.25%), 6.398%, 10/25/49	2,980,000	2,240,237
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3,
Class FTR3, (1 Month US LIBOR + 4.80%), 4.975%, 9/25/47	371,000	267,120
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M,
4.75%, 8/25/58 W	1,129,000	1,113,800
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3,
4.75%, 8/25/57 W	876,000	903,469
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M,
4.50%, 2/25/59 W	485,000	486,259
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1,
(1 Month US LIBOR + 4.25%), 4.398%, 10/25/48	1,347,000	1,252,710
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 3.848%, 12/25/30	4,423,000	4,124,904
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 2.798%, 1/25/49	777,631	770,734
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 2.598%, 3/25/49	292,055	287,126
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2,
(1 Month US LIBOR + 2.35%), 2.498%, 2/25/49	2,709,632	2,683,700
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2,
(1 Month US LIBOR + 2.15%), 2.298%, 12/25/30	1,732,000	1,685,272
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B,
(1 Month US LIBOR + 12.75%), 12.898%, 10/25/28	467,421	549,551
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 11.898%, 10/25/28	2,826,595	3,205,180
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B,
(1 Month US LIBOR + 10.25%), 10.398%, 1/25/29	785,224	888,285
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	470,298	486,826
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 5.648%, 9/25/29	1,888,000	1,907,342
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 5.448%, 10/25/28	2,338,429	2,460,261
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1,
(1 Month US LIBOR + 4.50%), 4.648%, 12/25/30	2,530,000	2,347,985
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1,
(1 Month US LIBOR + 4.45%), 4.598%, 5/25/30	2,739,000	2,611,632
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1,
(1 Month US LIBOR + 4.45%), 4.598%, 2/25/30	3,913,000	3,779,715
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 4.598%, 1/25/29	324,584	334,823
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1,
(1 Month US LIBOR + 4.15%), 4.298%, 2/25/30	3,742,000	3,462,615
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1,
(1 Month US LIBOR + 4.10%), 4.248%, 3/25/31	1,273,000	1,203,079

Mortgage Securities Fund 37

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1,
(1 Month US LIBOR + 4.00%), 4.148%, 5/25/30	$3,800,000	$3,521,949
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1,
(1 Month US LIBOR + 3.75%), 3.898%, 3/25/31	1,687,000	1,543,634
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1,
(1 Month US LIBOR + 3.75%), 3.898%, 10/25/30	1,154,000	1,064,565
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 3.748%, 1/25/30	7,485,000	7,013,036
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1,
(1 Month US LIBOR + 3.55%), 3.698%, 7/25/30	2,274,000	2,107,714
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 3.698%, 7/25/29	2,585,648	2,657,474
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2,
(1 Month US LIBOR + 3.00%), 3.148%, 10/25/29	4,325,303	4,367,422
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 2.498%, 1/25/31	1,270,874	1,246,649
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2,
(1 Month US LIBOR + 2.25%), 2.398%, 7/25/30	324,953	320,928
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2,
(1 Month US LIBOR + 2.20%), 2.348%, 8/25/30	3,508,409	3,455,913
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1,
Class 1B1, (1 Month US LIBOR + 6.75%), 6.898%, 2/25/40	2,355,000	1,632,184
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1,
(1 Month US LIBOR + 4.35%), 4.498%, 7/25/31	653,000	617,085
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1,
(1 Month US LIBOR + 4.10%), 4.248%, 7/25/39	1,589,000	1,394,410
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1,
Class 1M2, (1 Month US LIBOR + 3.65%), 3.798%, 2/25/40	1,887,000	1,773,675
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1,
(1 Month US LIBOR + 3.25%), 3.398%, 1/25/40	347,000	264,850
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1,
(1 Month US LIBOR + 3.00%), 3.148%, 1/25/40	311,000	234,524
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 2.598%, 7/25/31	89,655	89,094
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 0.676%, 5/19/35	1,173,944	609,923
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1,
(1 Month US LIBOR + 0.16%), 0.308%, 11/25/36	2,077,572	1,818,886
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2,
4.25%, 1/25/59	1,220,000	1,195,600
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2,
(1 Month US LIBOR + 0.93%), 1.078%, 11/25/34	863,038	839,822
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month
US LIBOR + 2.85%), 2.998%, 7/25/28 (Bermuda)	2,980,000	2,821,395
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.498%,
7/25/29 (Bermuda)	695,000	614,096
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.648%,
7/25/29 (Bermuda)	574,000	507,075

38 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (75.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR
+ 4.00%), 4.148%, 4/25/27 (Bermuda)	$657,330	$656,681
Pretium Mortgage Credit Partners, LLC 144A FRB Ser. 20-RPL1,
Class A1, 3.819%, 5/27/60	1,038,552	1,039,794
Radnor Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 20-1,
Class B1, (1 Month US LIBOR + 3.00%), 3.148%, 2/25/30	430,000	347,405
Starwood Mortgage Residential Trust 144A Ser. 19-1, Class M1,
3.764%, 6/25/49 W	980,000	988,752
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7,
Class A1BG, (1 Month US LIBOR + 0.12%), 0.268%, 8/25/36	470,526	424,272
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2,
3.75%, 12/25/58 W	862,000	943,710
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.684%, 12/25/35 W	4,301,461	4,196,502
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%),
1.068%, 7/25/45	847,887	816,681
Wells Fargo Home Equity Asset-Backed Securities Trust FRB
Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 0.378%, 4/25/37	1,308,134	1,264,726
		162,068,534
Total mortgage-backed securities (cost $618,906,519)		$583,656,258

	Principal
ASSET-BACKED SECURITIES (4.2%)*	amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA
LIBOR USD 3 Month + 2.90%), 3.125%, 7/25/24	$3,503,000	$3,511,758
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%),
0.998%, 11/25/51	3,646,667	3,646,667
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
0.948%, 6/25/52	2,841,000	2,826,795
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4,
Class A1, (1 Month US LIBOR + 1.35%), 1.506%, 4/23/23	985,000	985,000
Mortgage Repurchase Agreement Financing Trust 144A FRB
Ser. 20-2, Class A1, (1 Month US LIBOR + 1.75%), 1.906%, 5/29/22	2,000,000	2,000,018
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 1.15%), 1.305%, 10/5/20	3,971,000	3,971,000
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4,
5.682%, 11/26/29 W	2,079,000	2,074,576
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%),
1.901%, 9/7/21	2,063,000	2,063,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%),
1.651%, 10/10/21	2,339,000	2,339,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%),
1.298%, 6/25/51	2,082,000	2,082,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%),
0.975%, 3/26/21	4,222,000	4,222,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%),
0.901%, 10/24/20	2,612,000	2,612,000
Total asset-backed securities (cost $32,343,662)		$32,333,814

Mortgage Securities Fund 39

PURCHASED SWAP OPTIONS OUTSTANDING (3.6%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
0.30/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.30	$51,153,500	$160,110
Barclays Bank PLC
(0.359)/3 month USD-LIBOR-BBA/Oct-25
(United Kingdom)	Oct-20/0.359	308,767,600	231,576
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	28,222,500	1,762,777
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	145,648,900	1,607,964
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	28,222,500	1,227,961
(0.923)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.923	30,726,100	161,927
0.635/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.635	41,816,800	81,125
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	28,222,500	32,456
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	145,648,900	146
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	28,222,500	28
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	21,113,200	129,635
JPMorgan Chase Bank N.A.
(0.7075)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.7075	191,187,400	2,435,727
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33	112,889,900	1,266,625
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	20,552,400	803,393
(0.6225)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.6225	12,788,400	128,012
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	13,284,396
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	1,307,392
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	531,333
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	9,048,500	11,311
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	2,012
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	2,394,000	398,769
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	151,474,800	1,957,054
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	151,474,800	151
Total purchased swap options outstanding (cost $14,815,346)			$27,521,880

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.4%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-20/$105.03	$122,000,000	$122,000,000	$428,342
Government National Mortgage
Association 30 yr 4.00% TBA
commitments (Call)	Nov-20/106.34	100,000,000	100,000,000	51,200
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Call)	Nov-20/103.19	185,000,000	185,000,000	545,010
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Call)	Nov-20/103.06	101,000,000	101,000,000	378,750

40 Mortgage Securities Fund

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.4%)*	date/strike	Notional	Contract
Counterparty cont.	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Call)	Nov-20/$104.70	$114,000,000	$114,000,000	$370,386
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Call)	Oct-20/104.98	41,000,000	41,000,000	26,527
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	Nov-20/104.70	264,000,000	264,000,000	566,808
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	Oct-20/105.56	87,000,000	87,000,000	87
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Call)	Nov-20/105.56	342,000,000	342,000,000	332,424
Uniform Mortgage-Backed
Securities 30 yr 4.00% TBA
commitments (Call)	Nov-20/106.78	119,000,000	119,000,000	38,556
Total purchased options outstanding (cost $1,860,626)				$2,738,090

	Principal amount/
SHORT-TERM INVESTMENTS (21.2%)*		shares	Value
Putnam Government Money Market Fund Class P 0.01% L	Shares	10,000	$10,000
Federal Home Loan Banks discount notes commercial paper
0.110%, 12/11/20		$7,500,000	7,498,669
Interest in $158,500,000 joint tri-party repurchase agreement dated 9/30/2020 with HSBC Bank USA, National Association due
10/1/2020 — maturity value of $38,952,087 for an effective yield of 0.080% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 6.000% and due dates
ranging from 2/1/2028 to 8/1/2050, valued at $161,670,359)		38,952,000	38,952,000
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.03% P	Shares	7,447,000	7,447,000
U.S. Treasury Bills 0.099%, 11/19/20 Δ §		$17,900,000	17,897,807
U.S. Treasury Bills 0.084%, 12/10/20 # Δ §		17,500,000	17,496,767
U.S. Treasury Bills 0.094%, 11/5/20 Δ		15,000,000	14,998,724
U.S. Treasury Bills 0.097%, 11/12/20 Δ		10,500,000	10,498,882
U.S. Treasury Bills 0.083%, 11/10/20 # Δ		10,200,000	10,199,122
U.S. Treasury Bills 0.108%, 12/3/20 # Δ §		10,000,000	9,998,338
U.S. Treasury Bills 0.106%, 10/27/20 Δ		8,800,000	8,799,507
U.S. Treasury Bills 0.150%, 10/20/20 Δ		8,500,000	8,499,664
U.S. Treasury Bills 0.129%, 10/8/20 Δ		6,171,000	6,170,923
U.S. Treasury Bills 0.090%, 11/17/20 Δ		4,600,000	4,599,460
U.S. Treasury Cash Management Bills 0.100%, 12/8/20 Δ §		600,000	599,841
Total short-term investments (cost $163,665,756)			$163,666,704

TOTAL INVESTMENTS
Total investments (cost $1,431,579,075)			$1,415,969,585

Mortgage Securities Fund 41

Key to holding’s abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2019 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $772,556,658.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $2,883,661 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $87,597,512 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,088,085 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $687,253,473 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

42 Mortgage Securities Fund

FUTURES CONTRACTS OUTSTANDING at 9/30/20
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
U.S. Treasury Bond Ultra 30 yr (Long)	24	$5,323,500	$5,323,500	Dec-20	$(8,523)
U.S. Treasury Note 2 yr (Short)	6,092	1,346,094,034	1,346,094,034	Dec-20	(721,680)
U.S. Treasury Note 5 yr (Short)	234	29,491,313	29,491,313	Dec-20	(48,058)
Unrealized appreciation					—
Unrealized (depreciation)					(778,261)
Total					$(778,261)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/20 (premiums $21,896,577)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00	$51,153,500	$63,942
0.60/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.60	51,153,500	70,592
Barclays Bank PLC
(0.359)/3 month USD-LIBOR-BBA/Oct-25	Oct-20/0.359	308,767,600	373,609
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	28,222,500	8,467
(0.705)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.705	20,908,400	90,533
1.241/3 month USD-LIBOR-BBA/Oct-50	Oct-20/1.241	16,113,300	91,040
(0.523)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.523	30,726,100	123,519
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	723,147
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	1,303,850
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	28,222,500	2,953,485
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	84,452,600	16,046
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	193,913
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	6,563,143
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	16,369,000	3,601
0.8225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.8225	12,788,400	10,486
0.7225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.7225	12,788,400	43,097
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	16,369,000	169,583
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	212,642
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	244,083
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	327,137
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	333,493
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	41,104,900	688,096
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83	112,889,900	702,175
(0.7075)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.7075	191,187,400	1,900,403
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	36,194,000	36
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	204,317
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	209,988
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	251,469

Mortgage Securities Fund 43

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/20 (premiums $21,896,577) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC cont.
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	$17,746,600	$1,242,439
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	3,123,474
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	3,180,726
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	794,600	100,708
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	31,578,000	205,257
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	1,589,200	235,806
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	558,390
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	1,613,332
Total			$28,136,024

WRITTEN OPTIONS OUTSTANDING at 9/30/20 (premiums $1,959,219)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Nov-20/$105.03	$122,000,000	$122,000,000	$42,456
Government National Mortgage
Association 30 yr 4.00% TBA
commitments (Put)	Nov-20/106.34	100,000,000	100,000,000	20,000
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Nov-20/103.19	185,000,000	185,000,000	501,535
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Nov-20/103.06	101,000,000	101,000,000	228,866
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Nov-20/104.70	114,000,000	114,000,000	308,028
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Oct-20/104.98	41,000,000	41,000,000	48,954
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Oct-20/105.56	87,000,000	87,000,000	693,216
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Nov-20/104.70	264,000,000	264,000,000	350,328
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Put)	Nov-20/105.56	342,000,000	342,000,000	372,438
Uniform Mortgage-Backed
Securities 30 yr 4.00% TBA
commitments (Put)	Nov-20/106.78	119,000,000	119,000,000	24,633
Total				$2,590,454

44 Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/
Nov-38 (Purchased)	Nov-28/3.312	$73,288,200	$(8,243,730)	$5,628,534
2.2275/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	2,848,368
(1.275)/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	71,958
(0.765)/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765	6,650,000	(157,605)	20,216
0.765/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765	6,650,000	(157,605)	(18,554)
(2.3075)/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(219,604)	(42,612)
1.275/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	(133,691)
(3.312)/3 month USD-LIBOR-BBA/
Nov-38 (Purchased)	Nov-28/3.312	73,288,200	(1,675,315)	(537,935)
(2.2275)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	(889,266)
2.3075/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(4,563,808)	(1,526,072)
3.195/3 month USD-LIBOR-BBA/
Nov-55 (Written)	Nov-25/3.195	34,601,700	1,132,446	411,068
(3.195)/3 month USD-LIBOR-BBA/
Nov-55 (Written)	Nov-25/3.195	34,601,700	9,240,755	(8,308,215)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	938,787
0.462/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462	16,194,600	(156,885)	(33,847)
(0.462)/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462	16,194,600	(156,885)	(60,406)
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(471,545)
1.245/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	596,662
(1.245)/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	(638,116)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	731,923
1.727/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(502,002)	628,023
(0.344)/3 month USD-LIBOR-BBA/
Oct-25 (Purchased)	Oct-20/0.344	41,816,700	(91,579)	(70,670)
0.344/3 month USD-LIBOR-BBA/
Oct-25 (Purchased)	Oct-20/0.344	41,816,700	(91,579)	(82,379)

Mortgage Securities Fund 45

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20 cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Goldman Sachs International cont.
(2.13)/3 month USD-LIBOR-BBA/
Dec-30 (Purchased)	Dec-20/2.13	$10,656,500	$(150,523)	$(150,044)
(1.727)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(818,423)	(347,734)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(422,135)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	6,808,796
3.162/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162	35,660,900	(5,064,918)	5,195,437
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	1,009,624
2.032/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	884,280
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	557,488
(3.162)/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162	35,660,900	(43,506)	(43,506)
(2.032)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	(324,979)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	(398,007)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	(519,788)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(3,002,319)
3.229/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229	35,660,900	391,200	267,457
(1.168)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	71,580
2.975/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975	35,660,900	3,566	3,566
1.168/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	(39,903)
(2.975)/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975	35,660,900	1,375,798	(1,547,326)
(3.229)/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229	35,660,900	4,047,512	(3,448,052)
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/
Apr-56 (Purchased)	Apr-26/2.8025	24,028,900	(4,949,737)	5,100,615
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	877,336
2.764/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764	67,069,200	(13,090,678)	167,002

46 Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20 cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC cont.
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27	$219,200	$(25,011)	$93,110
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(22,617)
(2.764)/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764	67,069,200	(109,947)	(108,652)
(2.8025)/3 month USD-LIBOR-BBA/
Apr-56 (Purchased)	Apr-26/2.8025	24,028,900	(1,329,783)	(523,830)
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	(556,806)
2.7875/3 month USD-LIBOR-BBA/
Apr-59 (Written)	Apr-29/2.7875	21,626,000	1,492,074	476,853
(2.7875)/3 month USD-LIBOR-BBA/
Apr-59 (Written)	Apr-29/2.7875	21,626,000	4,586,634	(4,446,738)
UBS AG
1.6125/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(486,789)	820,248
(0.902)/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	35,012
(0.983)/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	33,270
(0.87)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	2,361
0.8925/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	1,810
0.87/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	(45,130)
0.983/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	(47,543)
0.902/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	(57,147)
(0.8925)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	(72,417)
(1.6125)/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(1,297,720)	(765,411)
1.30/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30	37,711,500	1,120,253	1,098,913
(0.958)/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958	6,297,100	167,345	23,425
0.958/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958	6,297,100	167,345	1,385
(1.30)/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30	37,711,500	301,470	(1,310,475)
Unrealized appreciation				35,405,107
Unrealized (depreciation)				(31,013,867)
Total				$4,391,240

Mortgage Securities Fund 47

TBA SALE COMMITMENTS OUTSTANDING at 9/30/20 (proceeds receivable $293,389,727)
	Principal	Settlement
Agency	amount	date	Value
Government National Mortgage Association, 3.50%, 10/1/50	$3,000,000	10/21/20	$3,159,375
Uniform Mortgage-Backed Securities, 3.00%, 10/1/50	21,000,000	10/14/20	21,997,500
Uniform Mortgage-Backed Securities, 2.50%, 11/1/50	22,000,000	11/12/20	23,043,282
Uniform Mortgage-Backed Securities, 2.50%, 10/1/50	95,000,000	10/14/20	99,668,357
Uniform Mortgage-Backed Securities, 2.00%, 11/1/50	79,000,000	11/12/20	81,524,295
Uniform Mortgage-Backed Securities, 2.00%, 10/1/50	62,000,000	10/14/20	64,111,875
Total			$293,504,684

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$9,777,000	$5,433,372	$(333)	11/8/48	3 month USD-	3.312% —	$5,555,531
				LIBOR-BBA —	Semiannually
				Quarterly
28,528,700	6,309,607	(629,791)	12/3/29	3 month USD-	3.096% —	5,963,753
				LIBOR-BBA —	Semiannually
				Quarterly
3,938,800	181,520 E	(22)	2/2/24	3 month USD-	2.5725% —	181,498
				LIBOR-BBA —	Semiannually
				Quarterly
10,194,500	460,751 E	(57)	2/2/24	2.528% —	3 month USD-	(460,807)
				Semiannually	LIBOR-BBA —
					Quarterly
5,135,200	884,569	(68)	2/13/29	2.6785% —	3 month USD-	(901,205)
				Semiannually	LIBOR-BBA —
					Quarterly
21,340,200	1,472,282 E	(4,319)	12/2/23	3 month USD-	2.536% —	1,467,963
				LIBOR-BBA —	Semiannually
				Quarterly
7,377,600	339,628 E	(1,261)	2/2/24	3 month USD-	2.57% —	338,367
				LIBOR-BBA —	Semiannually
				Quarterly
5,556,700	1,104,044	(79)	3/5/30	3 month USD-	2.806% —	1,113,047
				LIBOR-BBA —	Semiannually
				Quarterly
15,259,700	2,813,736	(216)	3/16/30	2.647% —	3 month USD-	(2,829,274)
				Semiannually	LIBOR-BBA —
					Quarterly
14,417,400	2,383,384	(7,413)	3/26/30	2.44% —	3 month USD-	(2,393,448)
				Semiannually	LIBOR-BBA —
					Quarterly
13,291,900	542,190 E	(74)	2/2/24	3 month USD-	2.3075% —	542,116
				LIBOR-BBA —	Semiannually
				Quarterly
19,511,000	800,029 E	(109)	2/9/24	3 month USD-	2.32% —	799,920
				LIBOR-BBA —	Semiannually
				Quarterly
19,463,500	2,584,422	(276)	3/4/30	2.098% —	3 month USD-	(2,611,656)
				Semiannually	LIBOR-BBA —
					Quarterly

48 Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$4,426,300	$453,328 E	$(99)	11/20/39	3 month USD-	2.55% —	$453,230
				LIBOR-BBA —	Semiannually
				Quarterly
12,365,300	1,774,816 E	(175)	12/7/30	2.184% —	3 month USD-	(1,774,991)
				Semiannually	LIBOR-BBA —
					Quarterly
23,311,500	3,362,544 E	—	12/14/30	2.1935% —	3 month USD-	(3,362,544)
				Semiannually	LIBOR-BBA —
					Quarterly
9,825,500	3,188,768 E	—	6/14/52	2.4105% —	3 month USD-	(3,188,768)
				Semiannually	LIBOR-BBA —
					Quarterly
12,694,400	832,004 E	(143)	6/5/29	3 month USD-	2.2225% —	831,861
				LIBOR-BBA —	Semiannually
				Quarterly
1,061,700	315,712 E	(36)	6/22/52	2.3075% —	3 month USD-	(315,749)
				Semiannually	LIBOR-BBA —
					Quarterly
1,515,100	199,637	(21)	6/22/30	2.0625% —	3 month USD-	(208,167)
				Semiannually	LIBOR-BBA —
					Quarterly
3,540,200	434,655	(50)	7/6/30	1.9665% —	3 month USD-	(448,544)
				Semiannually	LIBOR-BBA —
					Quarterly
158,900	44,785 E	(5)	7/5/52	2.25% —	3 month USD-	(44,790)
				Semiannually	LIBOR-BBA —
					Quarterly
33,028,200	967,330 E	(184)	2/7/24	1.733% —	3 month USD-	(967,514)
				Semiannually	LIBOR-BBA —
					Quarterly
899,900	114,635 E	(13)	1/22/31	2.035% —	3 month USD-	(114,647)
				Semiannually	LIBOR-BBA —
					Quarterly
8,769,700	1,702,164 E	(299)	8/8/52	1.9185% —	3 month USD-	(1,702,463)
				Semiannually	LIBOR-BBA —
					Quarterly
2,648,000	209,385	(38)	8/28/30	1.5095% —	3 month USD-	(212,447)
				Semiannually	LIBOR-BBA —
					Quarterly
6,091,800	710,962 E	(208)	9/12/52	1.626% —	3 month USD-	(711,170)
				Semiannually	LIBOR-BBA —
					Quarterly
21,106,200	1,192,880	273,126	3/18/25	1.58% —	3 month USD-	(930,019)
				Semiannually	LIBOR-BBA —
					Quarterly
18,386,900	1,815,890	11,429	3/18/30	1.73% —	3 month USD-	(1,814,399)
				Semiannually	LIBOR-BBA —
					Quarterly
667,800	134,919 E	(23)	1/16/55	2.032% —	3 month USD-	(134,942)
				Semiannually	LIBOR-BBA —
					Quarterly

Mortgage Securities Fund 49

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$328,500	$61,703 E	$(11)	1/24/55	3 month USD-	1.977% —	$61,692
				LIBOR-BBA —	Semiannually
				Quarterly
76,652,300	6,397,401	(1,016)	2/18/30	3 month USD-	1.57% —	6,514,798
				LIBOR-BBA —	Semiannually
				Quarterly
3,151,800	85,310 E	(107)	3/4/52	1.265% —	3 month USD-	(85,417)
				Semiannually	LIBOR-BBA —
					Quarterly
2,740,300	94,044 E	(39)	3/4/31	3 month USD-	1.101% —	94,006
				LIBOR-BBA —	Semiannually
				Quarterly
136,771,900	582,238	(516)	9/8/21	0.68% —	3 month USD-	(620,372)
				Semiannually	LIBOR-BBA —
					Quarterly
295,806,700	1,043,606 E	(1,115)	10/15/21	0.571% —	3 month USD-	(1,044,721)
				Semiannually	LIBOR-BBA —
					Quarterly
22,534,300	242,672 E	(768)	1/27/47	3 month USD-	1.27% —	(243,440)
				LIBOR-BBA —	Semiannually
				Quarterly
1,903,200	25,663 E	(65)	3/7/50	1.275% —	3 month USD-	25,598
				Semiannually	LIBOR-BBA —
					Quarterly
3,106,600	236,546 E	(106)	3/10/52	0.8725% —	3 month USD-	236,440
				Semiannually	LIBOR-BBA —
					Quarterly
2,220,500	259,774 E	(76)	3/11/52	0.717% —	3 month USD-	259,698
				Semiannually	LIBOR-BBA —
					Quarterly
7,587,200	114,286 E	(107)	3/17/32	3 month USD-	1.03% —	114,179
				LIBOR-BBA —	Semiannually
				Quarterly
1,724,300	14,315 E	(21)	3/24/32	3 month USD-	1.07% —	(14,336)
				LIBOR-BBA —	Semiannually
				Quarterly
861,700	18,562 E	(13)	3/24/35	3 month USD-	0.968% —	(18,575)
				LIBOR-BBA —	Semiannually
				Quarterly
5,098,200	47,836 E	(72)	4/25/32	0.7925% —	3 month USD-	47,764
				Semiannually	LIBOR-BBA —
					Quarterly
10,880,200	950,984	(29,119)	4/28/50	0.78% —	3 month USD-	890,645
				Semiannually	LIBOR-BBA —
					Quarterly
26,238,100	129,485	(118,677)	8/10/25	3 month USD-	0.439% —	17,907
				LIBOR-BBA —	Semiannually
				Quarterly
14,622,700	88,482	74	5/19/30	0.62% —	3 month USD-	59,990
				Semiannually	LIBOR-BBA —
					Quarterly

50 Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$164,770,200	$473,385	$(26,298)	5/21/25	0.385% —	3 month USD-	$(682,431)
				Semiannually	LIBOR-BBA —
					Quarterly
106,508,500	350,626	20,464	5/26/30	0.65% —	3 month USD-	155,603
				Semiannually	LIBOR-BBA —
					Quarterly
734,700	3,269	(7)	8/10/25	3 month USD-	0.429% —	3,451
				LIBOR-BBA —	Semiannually
				Quarterly
2,544,700	12,953	(36)	8/12/30	0.75% —	3 month USD-	(14,678)
				Semiannually	LIBOR-BBA —
					Quarterly
8,124,100	17,597	1,752	8/25/25	0.3845% —	3 month USD-	(16,881)
				Semiannually	LIBOR-BBA —
					Quarterly
615,400	10,061 E	(12)	6/28/37	3 month USD-	1.168% —	(10,073)
				LIBOR-BBA —	Semiannually
				Quarterly
94,346,200	103,781	(763)	6/30/25	3 month USD-	0.352% —	186,387
				LIBOR-BBA —	Semiannually
				Quarterly
94,590,300	39,823	(765)	7/1/25	3 month USD-	0.338% —	47,402
				LIBOR-BBA —	Semiannually
				Quarterly
43,489,400	66,887	(352)	7/14/25	3 month USD-	0.30% —	(64,922)
				LIBOR-BBA —	Semiannually
				Quarterly
20,072,100	92,432	(266)	7/15/30	3 month USD-	0.645% —	(77,326)
				LIBOR-BBA —	Semiannually
				Quarterly
14,432,600	1,138,775	6,950	7/3/50	0.815% —	3 month USD-	1,132,570
				Semiannually	LIBOR-BBA —
					Quarterly
14,381,900	22,522	(136)	8/31/25	0.3084% —	3 month USD-	21,796
				Semiannually	LIBOR-BBA —
					Quarterly
24,205,800	35,704 E	(135)	7/5/24	0.2429% —	3 month USD-	35,569
				Semiannually	LIBOR-BBA —
					Quarterly
30,944,400	91,286	(250)	8/12/25	3 month USD-	0.277% —	(90,910)
				LIBOR-BBA —	Semiannually
				Quarterly
20,908,400	69,792	141,900	9/30/30	0.739% —	3 month USD-	71,806
				Semiannually	LIBOR-BBA —
					Quarterly
1,047,300	2,644 E	22,115	9/2/52	1.188% —	3 month USD-	19,470
				Semiannually	LIBOR-BBA —
					Quarterly
52,671,000	30,549 E	(33,424)	12/16/22	3 month USD-	0.25% —	(2,875)
				LIBOR-BBA —	Semiannually
				Quarterly

Mortgage Securities Fund 51

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$81,403,000	$65,692 E	$1,094	12/16/25	0.35% —	3 month USD-	$66,787
				Semiannually	LIBOR-BBA —
					Quarterly
39,558,600	10,958 E	(373)	10/13/25	0.344% —	3 month USD-	10,584
				Semiannually	LIBOR-BBA —
					Quarterly
75,372,000	210,062 E	(6,799)	12/16/30	3 month USD-	0.70% —	(216,861)
				LIBOR-BBA —	Semiannually
				Quarterly
750,000	200	(87)	9/11/30	3 month USD-	0.70% —	(99)
				LIBOR-BBA —	Semiannually
				Quarterly
72,213,500	4,116	(272)	9/16/22	3 month USD-	0.214% —	(5,088)
				LIBOR-BBA —	Semiannually
				Quarterly
10,395,000	110,904 E	(13,898)	12/16/50	3 month USD-	1.08% —	(124,802)
				LIBOR-BBA —	Semiannually
				Quarterly
8,496,400	11,368	(113)	9/30/30	3 month USD-	0.6915% —	(11,370)
				LIBOR-BBA —	Semiannually
				Quarterly
Total		$(402,222)				$(1,151,293)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$122,814	$122,018	$—	1/12/41	4.00% (1 month	Synthetic TRS	$986
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
60,519	60,126	—	1/12/41	4.00% (1 month	Synthetic TRS	486
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
14,759,836	14,719,578	—	1/12/40	4.00% (1 month	Synthetic MBX	(12,807)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,917,302	2,909,345	—	1/12/40	4.00% (1 month	Synthetic MBX	(2,531)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

52 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$1,383,660	$1,379,886	$—	1/12/40	4.00% (1 month	Synthetic MBX	$(1,200)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,011,363	1,011,649	—	1/12/40	4.50% (1 month	Synthetic MBX	2,381
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
561,212	561,370	—	1/12/40	4.50% (1 month	Synthetic MBX	1,322
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
32,152,798	32,312,872	—	1/12/41	5.00% (1 month	Synthetic MBX	232,607
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
7,984,191	8,023,941	—	1/12/41	5.00% (1 month	Synthetic MBX	57,761
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,968,127	2,961,546	—	1/12/40	5.00% (1 month	Synthetic MBX	129
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
13,214,926	13,207,477	—	1/12/41	5.00% (1 month	Synthetic MBX Index	22,949
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
214,996	214,875	—	1/12/41	5.00% (1 month	Synthetic MBX Index	373
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
2,641,349	2,676,519	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(42,160)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
43,513,094	43,758,490	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(364,374)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
93,976	93,865	—	1/12/43	3.50% (1 month	Synthetic TRS	1,188
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
207,278	205,957	—	1/12/42	4.00% (1 month	Synthetic TRS	1,638
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$73,203	$72,729	$—	1/12/41	4.00% (1 month	Synthetic TRS	$588
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
73,127	72,653	—	1/12/41	4.00% (1 month	Synthetic TRS	587
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
27,833	27,653	—	1/12/41	4.00% (1 month	Synthetic TRS	224
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
8,004	7,952	—	1/12/41	4.00% (1 month	Synthetic TRS	64
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
7,943	7,911	—	1/12/40	4.50% (1 month	Synthetic TRS	91
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
7,181	7,095	—	1/12/40	5.00% (1 month	Synthetic TRS	25
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
371,571	369,474	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(3,777)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
253,415	252,827	—	1/12/39	5.50% (1 month	Synthetic TRS	3,031
				USD-LIBOR) —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,777	1,772	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(21)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,422	4,411	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(53)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,422	4,411	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(53)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
10,620	10,595	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(127)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

54 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$148,413	$147,829	$—	1/12/39	6.00% (1 month	Synthetic TRS	$1,378
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
301,698	300,793	—	1/12/38	6.50% (1 month	Synthetic TRS	3,046
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
17,720	17,667	—	1/12/38	6.50% (1 month	Synthetic TRS	179
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
532,451	530,853	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(5,377)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
441,373	443,571	—	1/12/41	5.00% (1 month	Synthetic MBX	3,193
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
47,994	48,233	—	1/12/41	5.00% (1 month	Synthetic MBX	347
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,304	4,294	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(51)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
362,673	364,479	—	1/12/41	5.00% (1 month	Synthetic MBX	2,624
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
101,175	101,118	—	1/12/41	5.00% (1 month	Synthetic MBX Index	176
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
84,616	84,715	—	1/12/44	3.50% (1 month	Synthetic TRS	1,270
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
77,896	78,490	—	1/12/45	3.50% (1 month	Synthetic TRS	1,760
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
9,542	9,530	—	1/12/43	3.50% (1 month	Synthetic TRS	121
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$2,609	$2,606	$—	1/12/43	3.50% (1 month	Synthetic TRS	$33
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
674,365	679,126	—	1/12/45	4.00% (1 month	Synthetic TRS	15,425
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
643,873	645,223	—	1/12/44	4.00% (1 month	Synthetic TRS	10,417
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
182,628	183,011	—	1/12/44	4.00% (1 month	Synthetic TRS	2,955
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
124,268	123,475	—	1/12/42	4.00% (1 month	Synthetic TRS	982
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
82,152	82,732	—	1/12/45	4.00% (1 month	Synthetic TRS	1,879
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
365,499	363,131	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(2,936)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
371,909	369,809	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(3,780)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,422	4,411	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(53)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Deutsche Bank AG
117,321	116,955	—	1/12/41	4.50% (1 month	Synthetic MBX Index	(122)
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
5,019	5,002	—	1/12/40	4.00% (1 month	Synthetic TRS	57
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

56 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Deutsche Bank AG cont.
$7,943	$7,911	$—	1/12/40	(4.50%) 1 month	Synthetic TRS	$(78)
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,007	4,947	—	1/12/40	5.00% (1 month	Synthetic TRS	9
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
1,852,051	1,861,272	—	1/12/41	5.00% (1 month	Synthetic MBX	13,399
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
152,513	153,373	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,277)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
240,811	242,169	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,017)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
406,675	408,968	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(3,406)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
535,181	538,199	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(4,482)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
642,222	645,844	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(5,378)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,128,004	1,134,365	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(9,446)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,002,627	3,019,560	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(25,144)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,113,428	4,136,626	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(34,446)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
463,877	461,279	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(3,947)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$68,817	$68,736	$—	1/12/43	(3.50%) 1 month	Synthetic TRS	$(870)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
514,369	511,089	—	1/12/42	4.00% (1 month	Synthetic TRS	4,065
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
514,369	511,089	—	1/12/42	4.00% (1 month	Synthetic TRS	4,065
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
473,708	470,688	—	1/12/42	4.00% (1 month	Synthetic TRS	3,743
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
378,569	376,155	—	1/12/42	4.00% (1 month	Synthetic TRS	2,991
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
195,572	194,325	—	1/12/42	4.00% (1 month	Synthetic TRS	1,545
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
50,173	50,527	—	1/12/45	4.00% (1 month	Synthetic TRS	1,148
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
49,294	49,134	—	1/12/40	4.00% (1 month	Synthetic TRS	556
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
400,201	397,942	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(4,068)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,212	3,205	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(38)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
211,393	210,903	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(2,528)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,006,070	1,002,106	—	1/12/39	6.00% (1 month	Synthetic TRS	9,345
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

58 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$717,712	$714,885	$—	1/12/39	6.00% (1 month	Synthetic TRS	$6,666
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
403,213	401,624	—	1/12/39	6.00% (1 month	Synthetic TRS	3,745
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
22,290	22,202	—	1/12/39	6.00% (1 month	Synthetic TRS	207
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
494,133	492,650	—	1/12/38	6.50% (1 month	Synthetic TRS	4,990
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
473,666	472,245	—	1/12/38	6.50% (1 month	Synthetic TRS	4,783
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
425,556	424,279	—	1/12/38	6.50% (1 month	Synthetic TRS	4,298
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
365,401	364,304	—	1/12/38	6.50% (1 month	Synthetic TRS	3,690
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
326,003	325,024	—	1/12/38	6.50% (1 month	Synthetic TRS	3,292
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
241,236	240,512	—	1/12/38	6.50% (1 month	Synthetic TRS	2,436
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
128,979	128,592	—	1/12/38	6.50% (1 month	Synthetic TRS	1,302
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
400,201	397,942	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(4,068)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC
$22,939	$22,912	$—	1/12/43	(3.50%) 1 month	Synthetic TRS	$(290)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
84,616	84,715	—	1/12/44	(3.50%) 1 month	Synthetic TRS	(1,270)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
414,821	415,691	—	1/12/44	4.00% (1 month	Synthetic TRS	6,711
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
2,283,865	2,269,302	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(18,048)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		455,258
Upfront premium (paid)		—		Unrealized (depreciation)		(560,223)
Total		$—		Total		$(104,965)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6	A/P	$19,285	$152,000	$19,456	5/11/63	200 bp —	$(171)
Index						Monthly
CMBX NA A.6	A/P	60,803	363,000	46,464	5/11/63	200 bp —	14,460
Index						Monthly
CMBX NA A.6	A/P	111,768	724,000	92,672	5/11/63	200 bp —	19,337
Index						Monthly
CMBX NA A.6	A/P	114,563	975,000	124,800	5/11/63	200 bp —	(9,913)
Index						Monthly
CMBX NA A.6	A/P	164,409	1,087,000	139,136	5/11/63	200 bp —	25,635
Index						Monthly
CMBX NA A.6	A/P	238,511	1,719,000	220,032	5/11/63	200 bp —	19,052
Index						Monthly
CMBX NA A.6	A/P	301,411	1,813,000	232,064	5/11/63	200 bp —	69,952
Index						Monthly
CMBX NA A.6	A/P	555,333	4,652,000	595,456	5/11/63	200 bp —	(38,573)
Index						Monthly
CMBX NA A.7	A-/P	(3,558)	2,445,000	263,816	1/17/47	200 bp —	(266,558)
Index						Monthly
CMBX NA BB.11	BB–/P	42,375	75,000	26,940	11/18/54	500 bp —	15,498
Index						Monthly
CMBX NA BB.9	BB–/P	1,102,022	1,964,000	876,533	9/17/58	500 bp —	227,126
Index						Monthly

60 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.6	BB+/P	$9,913	$124,000	$41,416	5/11/63	300 bp —	$(31,441)
Index						Monthly
CMBX NA BBB–.6	BB+/P	61,388	933,000	311,622	5/11/63	300 bp —	(249,768)
Index						Monthly
CMBX NA BBB–.6	BB+/P	71,943	1,091,000	364,394	5/11/63	300 bp —	(291,906)
Index						Monthly
CMBX NA BBB–.6	BB+/P	113,078	1,661,000	554,774	5/11/63	300 bp —	(440,866)
Index						Monthly
CMBX NA BBB–.6	BB+/P	3,224,001	50,629,000	16,910,086	5/11/63	300 bp —	(13,660,771)
Index						Monthly
Credit Suisse International
CMBX NA BB.7	B+/P	36,784	275,000	120,973	1/17/47	500 bp —	(83,959)
Index						Monthly
CMBX NA BBB–.6	BB+/P	4,691,730	49,932,000	16,677,288	5/11/63	300 bp —	(11,960,591)
Index						Monthly
Deutsche Bank AG
CMBX NA BBB–.6	BB+/P	935,424	8,774,000	2,930,516	5/11/63	300 bp —	(1,990,705)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	14,606	123,000	15,744	5/11/63	200 bp —	(1,097)
Index						Monthly
CMBX NA A.6	A/P	18,484	159,000	20,352	5/11/63	200 bp —	(1,815)
Index						Monthly
CMBX NA A.6	A/P	83,572	569,000	72,832	5/11/63	200 bp —	10,930
Index						Monthly
CMBX NA A.6	A/P	165,010	1,138,000	145,664	5/11/63	200 bp —	19,725
Index						Monthly
CMBX NA A.7	A-/P	(2,866)	1,966,000	212,131	1/17/47	200 bp —	(214,342)
Index						Monthly
CMBX NA BBB–.6	BB+/P	6,561	89,000	29,726	5/11/63	300 bp —	(23,121)
Index						Monthly
CMBX NA BBB–.6	BB+/P	6,521	89,000	29,726	5/11/63	300 bp —	(23,160)
Index						Monthly
CMBX NA BBB–.6	BB+/P	8,337	104,000	34,736	5/11/63	300 bp —	(26,347)
Index						Monthly
CMBX NA BBB–.6	BB+/P	11,179	133,000	44,422	5/11/63	300 bp —	(33,176)
Index						Monthly
CMBX NA BBB–.6	BB+/P	10,536	139,000	46,426	5/11/63	300 bp —	(35,821)
Index						Monthly
CMBX NA BBB–.6	BB+/P	11,526	225,000	75,150	5/11/63	300 bp —	(63,511)
Index						Monthly
CMBX NA BBB–.6	BB+/P	22,036	249,000	83,166	5/11/63	300 bp —	(61,006)
Index						Monthly
CMBX NA BBB–.6	BB+/P	29,303	265,000	88,510	5/11/63	300 bp —	(59,075)
Index						Monthly
CMBX NA BBB–.6	BB+/P	20,349	268,000	89,512	5/11/63	300 bp —	(69,029)
Index						Monthly

Mortgage Securities Fund 61

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB+/P	$71,938	$619,000	$206,746	5/11/63	300 bp —	$(134,499)
Index						Monthly
CMBX NA BBB–.6	BB+/P	89,294	671,000	224,114	5/11/63	300 bp —	(134,484)
Index						Monthly
CMBX NA BBB–.6	BB+/P	65,841	744,000	248,496	5/11/63	300 bp —	(182,283)
Index						Monthly
CMBX NA BBB–.6	BB+/P	42,125	813,000	271,542	5/11/63	300 bp —	(229,010)
Index						Monthly
CMBX NA BBB–.6	BB+/P	42,268	833,000	278,222	5/11/63	300 bp —	(235,537)
Index						Monthly
CMBX NA BBB–.6	BB+/P	416,605	3,605,000	1,204,070	5/11/63	300 bp —	(785,663)
Index						Monthly
CMBX NA BBB–.6	BB+/P	805,784	7,549,000	2,521,366	5/11/63	300 bp —	(1,711,807)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	80,220	573,000	73,344	5/11/63	200 bp —	7,067
Index						Monthly
CMBX NA BB.10	BB–/P	28,886	360,000	162,828	5/11/63	500 bp —	(133,642)
Index						Monthly
CMBX NA BB.7	B+/P	158,648	324,000	142,528	1/17/47	500 bp —	16,391
Index						Monthly
CMBX NA BBB–	BBB–/P	35,233	175,000	34,913	12/16/72	300 bp —	321
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	68,849	344,000	68,628	12/16/72	300 bp —	307
.13 Index						Monthly
Merrill Lynch International
CMBX NA BB.6	B+/P	301,909	2,700,000	1,358,640	5/11/63	500 bp —	(1,054,481)
Index						Monthly
CMBX NA BB.7	B+/P	20,331	168,000	73,903	1/17/47	500 bp —	(53,432)
Index						Monthly
CMBX NA BBB–.6	BB+/P	2,442	34,000	11,356	5/11/63	300 bp —	(8,897)
Index						Monthly
CMBX NA BBB–.6	BB+/P	7,224	98,000	32,732	5/11/63	300 bp —	(25,459)
Index						Monthly
CMBX NA BBB–.6	BB+/P	22,280	253,000	84,502	5/11/63	300 bp —	(62,096)
Index						Monthly
CMBX NA BBB–.6	BB+/P	28,733	447,000	149,298	5/11/63	300 bp —	(120,342)
Index						Monthly
CMBX NA BBB–.6	BB+/P	35,742	490,000	163,660	5/11/63	300 bp —	(127,673)
Index						Monthly
CMBX NA BBB–.6	BB+/P	91,380	1,010,000	337,340	5/11/63	300 bp —	(245,455)
Index						Monthly
CMBX NA BBB–.6	BB+/P	1,760,009	19,711,000	6,583,474	5/11/63	300 bp —	(4,813,610)
Index						Monthly

62 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA A.6	A/P	$107,500	$688,000	$88,064	5/11/63	200 bp —	$19,665
Index						Monthly
CMBX NA A.6	A/P	(291,628)	38,000,000	4,864,000	5/11/63	200 bp —	(5,142,961)
Index						Monthly
CMBX NA A.7	A-/P	(292)	602,000	64,956	1/17/47	200 bp —	(65,047)
Index						Monthly
CMBX NA A.7	A-/P	(4,035)	4,170,000	449,943	1/17/47	200 bp —	(452,588)
Index						Monthly
CMBX NA BB.6	B+/P	11,749	65,000	32,708	5/11/63	500 bp —	(20,905)
Index						Monthly
CMBX NA BB.6	B+/P	24,114	115,000	57,868	5/11/63	500 bp —	(33,658)
Index						Monthly
CMBX NA BBB–	BBB–/P	16,452	81,000	16,160	12/16/72	300 bp —	306
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	198,178	1,006,000	200,697	12/16/72	300 bp —	(2,351)
.13 Index						Monthly
CMBX NA BBB–.6	BB+/P	11,527	138,000	46,092	5/11/63	300 bp —	(34,496)
Index						Monthly
CMBX NA BBB–.6	BB+/P	13,063	178,000	59,452	5/11/63	300 bp —	(46,300)
Index						Monthly
CMBX NA BBB–.6	BB+/P	25,010	312,000	104,208	5/11/63	300 bp —	(79,042)
Index						Monthly
CMBX NA BBB–.6	BB+/P	51,990	694,000	231,796	5/11/63	300 bp —	(179,459)
Index						Monthly
CMBX NA BBB–.6	BB+/P	72,767	744,000	248,496	5/11/63	300 bp —	(175,357)
Index						Monthly
CMBX NA BBB–.6	BB+/P	10,235,715	154,502,000	51,603,668	5/11/63	300 bp —	(41,290,702)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	55,762	913,000	233,363	1/17/47	300 bp —	(177,145)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	640,739	9,415,000	2,406,474	1/17/47	300 bp —	(1,761,028)
Index						Monthly
Upfront premium received		27,903,068	Unrealized appreciation				465,772
Upfront premium (paid)		(302,379)	Unrealized (depreciation)				(89,156,131)
Total		$27,600,689	Total				$(88,690,359)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2020.

Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Mortgage Securities Fund 63

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(59,719)	$8,055,000	$869,135	1/17/47	(200 bp) —	$806,730
					Monthly
CMBX NA BB.10 Index	(17,533)	168,000	75,986	11/17/59	(500 bp) —	58,313
					Monthly
CMBX NA BB.10 Index	(15,241)	139,000	62,870	11/17/59	(500 bp) —	47,513
					Monthly
CMBX NA BB.11 Index	(63,096)	487,000	174,930	11/18/54	(500 bp) —	111,429
					Monthly
CMBX NA BB.11 Index	(16,307)	173,000	62,142	11/18/54	(500 bp) —	45,690
					Monthly
CMBX NA BB.6 Index	(11,333)	79,000	39,753	5/11/63	(500 bp) —	28,354
					Monthly
CMBX NA BB.7 Index	(105,844)	2,074,000	912,353	1/17/47	(500 bp) —	804,781
					Monthly
CMBX NA BBB– .10 Index	(115,406)	469,000	115,046	11/17/59	(300 bp) —	(360)
					Monthly
CMBX NA BBB– .12 Index	(206,461)	915,000	216,215	8/17/61	(300 bp) —	9,296
					Monthly
CMBX NA BBB– .12 Index	(85,635)	420,000	99,246	8/17/61	(300 bp) —	13,401
					Monthly
CMBX NA BBB– .12 Index	(34,254)	168,000	39,698	8/17/61	(300 bp) —	5,361
					Monthly
CMBX NA BBB–.10 Index	(297,626)	999,000	245,055	11/17/59	(300 bp) —	(53,071)
					Monthly
CMBX NA BBB–.11 Index	(518,626)	1,618,000	366,153	11/18/54	(300 bp) —	(153,282)
					Monthly
CMBX NA BBB–.11 Index	(175,079)	547,000	123,786	11/18/54	(300 bp) —	(51,566)
					Monthly
CMBX NA BBB–.11 Index	(163,034)	497,000	112,471	11/18/54	(300 bp) —	(50,811)
					Monthly
CMBX NA BBB–.11 Index	(64,025)	435,000	98,441	11/18/54	(300 bp) —	34,198
					Monthly
CMBX NA BBB–.11 Index	(64,025)	435,000	98,441	11/18/54	(300 bp) —	34,198
					Monthly
CMBX NA BBB–.11 Index	(52,005)	362,000	81,921	11/18/54	(300 bp) —	29,735
					Monthly
CMBX NA BBB–.11 Index	(108,572)	332,000	75,132	11/18/54	(300 bp) —	(33,606)
					Monthly
CMBX NA BBB–.11 Index	(81,359)	249,000	56,349	11/18/54	(300 bp) —	(25,135)
					Monthly
CMBX NA BBB–.12 Index	(853,109)	2,427,000	573,500	8/17/61	(300 bp) —	(280,822)
					Monthly
CMBX NA BBB–.12 Index	(855,311)	2,427,000	573,500	8/17/61	(300 bp) —	(283,024)
					Monthly
CMBX NA BBB–.12 Index	(540,439)	1,618,000	382,333	8/17/61	(300 bp) —	(158,915)
					Monthly

64 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.12 Index	$(347,894)	$1,103,000	$260,639	8/17/61	(300 bp) —	$(87,807)
					Monthly
CMBX NA BBB–.12 Index	(250,071)	732,000	172,972	8/17/61	(300 bp) —	(77,466)
					Monthly
CMBX NA BBB–.12 Index	(187,353)	539,000	127,366	8/17/61	(300 bp) —	(60,257)
					Monthly
CMBX NA BBB–.12 Index	(46,112)	138,000	32,609	8/17/61	(300 bp) —	(13,572)
					Monthly
CMBX NA BBB–.12 Index	(19,406)	102,000	24,103	8/17/61	(300 bp) —	4,646
					Monthly
CMBX NA BBB–.12 Index	(13,889)	82,000	19,377	8/17/61	(300 bp) —	5,447
					Monthly
CMBX NA BBB–.7 Index	(1,054)	209,000	53,420	1/17/47	(300 bp) —	52,262
					Monthly
CMBX NA BBB–.7 Index	(28,656)	131,000	33,484	1/17/47	(300 bp) —	4,762
					Monthly
CMBX NA BBB–.9 Index	(369,792)	1,563,000	411,382	9/17/58	(300 bp) —	40,809
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(46,565)	349,000	157,853	11/17/59	(500 bp) —	110,997
					Monthly
CMBX NA BB.10 Index	(41,383)	348,000	157,400	11/17/59	(500 bp) —	115,727
					Monthly
CMBX NA BB.10 Index	(22,747)	183,000	82,771	11/17/59	(500 bp) —	59,872
					Monthly
CMBX NA BB.9 Index	(600,078)	5,986,000	2,671,552	9/17/58	(500 bp) —	2,066,485
					Monthly
Goldman Sachs International
CMBX NA BB.9 Index	(608,603)	3,823,000	1,706,205	9/17/58	(500 bp) —	1,094,416
					Monthly
CMBX NA BB.9 Index	(442,738)	2,779,000	1,240,268	9/17/58	(500 bp) —	795,214
					Monthly
CMBX NA BB.9 Index	(445,272)	2,779,000	1,240,268	9/17/58	(500 bp) —	792,680
					Monthly
CMBX NA BB.9 Index	(312,340)	1,977,000	882,335	9/17/58	(500 bp) —	568,348
					Monthly
CMBX NA BB.9 Index	(297,097)	1,860,000	830,118	9/17/58	(500 bp) —	531,471
					Monthly
CMBX NA BBB–.11 Index	(50,449)	324,000	73,321	11/18/54	(300 bp) —	22,710
					Monthly
CMBX NA BBB–.12 Index	(135,087)	400,000	94,520	8/17/61	(300 bp) —	(40,767)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.11 Index	(111,197)	216,000	108,691	5/11/63	(500 bp) —	(2,685)
					Monthly
CMBX NA BB.12 Index	(159,822)	291,000	98,765	8/17/61	(500 bp) —	(61,299)
					Monthly

Mortgage Securities Fund 65

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB– .12 Index	$(79,518)	$390,000	$92,157	8/17/61	(300 bp) —	$12,444
					Monthly
CMBX NA BBB–.10 Index	(161,420)	573,000	140,557	11/17/59	(300 bp) —	(21,149)
					Monthly
CMBX NA BBB–.10 Index	(97,421)	327,000	80,213	11/17/59	(300 bp) —	(17,371)
					Monthly
CMBX NA BBB–.11 Index	(147,722)	470,000	106,361	11/18/54	(300 bp) —	(41,596)
					Monthly
CMBX NA BBB–.11 Index	(151,198)	469,000	106,135	11/18/54	(300 bp) —	(45,298)
					Monthly
CMBX NA BBB–.11 Index	(73,758)	235,000	53,181	11/18/54	(300 bp) —	(20,695)
					Monthly
CMBX NA BBB–.11 Index	(73,861)	235,000	53,181	11/18/54	(300 bp) —	(20,798)
					Monthly
CMBX NA BBB–.11 Index	(31,447)	156,000	35,303	11/18/54	(300 bp) —	3,778
					Monthly
CMBX NA BBB–.12 Index	(108,499)	327,000	77,270	8/17/61	(300 bp) —	(31,393)
					Monthly
CMBX NA BBB–.12 Index	(15,715)	45,000	10,634	8/17/61	(300 bp) —	(5,104)
					Monthly
CMBX NA BBB–.7 Index	(1,593,335)	6,787,000	1,734,757	1/17/47	(300 bp) —	138,028
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(19,118)	336,000	151,973	11/17/59	(500 bp) —	132,575
					Monthly
CMBX NA BB.11 Index	(164,580)	333,000	119,614	11/18/54	(500 bp) —	(45,244)
					Monthly
CMBX NA BB.9 Index	(398,375)	10,226,000	4,563,864	9/17/58	(500 bp) —	4,156,967
					Monthly
CMBX NA BBB– .10 Index	(163,586)	755,000	185,202	11/17/59	(300 bp) —	21,238
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(17,619)	168,000	75,986	11/17/59	(500 bp) —	58,227
					Monthly
CMBX NA BB.12 Index	(82,800)	138,000	46,837	8/17/61	(500 bp) —	(36,078)
					Monthly
CMBX NA BB.9 Index	(432,245)	3,182,000	1,420,127	9/17/58	(500 bp) —	985,230
					Monthly
CMBX NA BB.9 Index	(421,822)	3,169,000	1,414,325	9/17/58	(500 bp) —	989,862
					Monthly
CMBX NA BB.9 Index	(408,392)	2,987,000	1,333,098	9/17/58	(500 bp) —	922,217
					Monthly
CMBX NA BB.9 Index	(410,422)	2,729,000	1,217,953	9/17/58	(500 bp) —	805,256
					Monthly
CMBX NA BB.9 Index	(357,594)	2,370,000	1,057,731	9/17/58	(500 bp) —	698,162
					Monthly

66 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(217,055)	$1,434,000	$639,994	9/17/58	(500 bp) —	$421,744
					Monthly
CMBX NA BB.9 Index	(163,368)	1,134,000	506,104	9/17/58	(500 bp) —	341,791
					Monthly
CMBX NA BB.9 Index	(122,480)	787,000	351,238	9/17/58	(500 bp) —	228,102
					Monthly
CMBX NA BBB– .12 Index	(405,128)	1,783,000	421,323	8/17/61	(300 bp) —	15,303
					Monthly
CMBX NA BBB– .12 Index	(128,775)	622,000	146,979	8/17/61	(300 bp) —	17,893
					Monthly
CMBX NA BBB– .12 Index	(64,898)	311,000	73,489	8/17/61	(300 bp) —	8,436
					Monthly
CMBX NA BBB– .12 Index	(64,898)	311,000	73,489	8/17/61	(300 bp) —	8,436
					Monthly
CMBX NA BBB–.11 Index	(268,834)	1,708,000	386,520	11/18/54	(300 bp) —	116,832
					Monthly
CMBX NA BBB–.11 Index	(168,677)	527,000	119,260	11/18/54	(300 bp) —	(49,681)
					Monthly
CMBX NA BBB–.11 Index	(168,677)	527,000	119,260	11/18/54	(300 bp) —	(49,681)
					Monthly
CMBX NA BBB–.11 Index	(151,934)	481,000	108,850	11/18/54	(300 bp) —	(43,324)
					Monthly
CMBX NA BBB–.11 Index	(148,753)	470,000	106,361	11/18/54	(300 bp) —	(42,627)
					Monthly
CMBX NA BBB–.11 Index	(73,343)	235,000	53,181	11/18/54	(300 bp) —	(20,280)
					Monthly
CMBX NA BBB–.12 Index	(691,515)	2,237,000	528,603	8/17/61	(300 bp) —	(164,030)
					Monthly
CMBX NA BBB–.12 Index	(78,099)	235,000	55,531	8/17/61	(300 bp) —	(22,686)
					Monthly
CMBX NA BBB–.12 Index	(20,516)	109,000	25,757	8/17/61	(300 bp) —	5,186
					Monthly
CMBX NA BBB–.12 Index	(10,503)	51,000	12,051	8/17/61	(300 bp) —	1,523
					Monthly
CMBX NA BBB–.7 Index	(89,903)	1,416,000	361,930	1/17/47	(300 bp) —	271,319
					Monthly
Upfront premium received	—	Unrealized appreciation				18,655,394
Upfront premium (paid)	(17,489,447)	Unrealized (depreciation)				(2,111,480)
Total	$(17,489,447)	Total				$16,543,914

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Mortgage Securities Fund 67

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$32,333,814	$—
Mortgage-backed securities	—	583,656,258	—
Purchased options outstanding	—	2,738,090	—
Purchased swap options outstanding	—	27,521,880	—
U.S. government and agency mortgage obligations	—	606,052,839	—
Short-term investments	7,457,000	156,209,704	—
Totals by level	$7,457,000	$1,408,512,585	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(778,261)	$—	$—
Written options outstanding	—	(2,590,454)	—
Written swap options outstanding	—	(28,136,024)	—
Forward premium swap option contracts	—	4,391,240	—
TBA sale commitments	—	(293,504,684)	—
Interest rate swap contracts	—	(749,071)	—
Total return swap contracts	—	(104,965)	—
Credit default contracts	—	(82,257,687)	—
Totals by level	$(778,261)	$(402,951,645)	$—

The accompanying notes are an integral part of these financial statements.

68 Mortgage Securities Fund

Statement of assets and liabilities 9/30/20
ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,431,569,075)	$1,415,959,585
Affiliated issuers (identified cost $10,000) (Notes 1 and 5)	10,000
Interest and other receivables	6,951,711
Receivable for shares of the fund sold	127,558
Receivable for investments sold	7,032,306
Receivable for sales of TBA securities (Note 1)	227,250,820
Receivable from Manager (Note 2)	46,002
Receivable for variation margin on futures contracts (Note 1)	71,356
Receivable for variation margin on centrally cleared swap contracts (Note 1)	4,807,493
Unrealized appreciation on forward premium swap option contracts (Note 1)	35,405,107
Unrealized appreciation on OTC swap contracts (Note 1)	19,576,424
Premium paid on OTC swap contracts (Note 1)	17,791,826
Prepaid assets	43,470
Total assets	1,735,073,658

LIABILITIES
Payable to custodian	63,175
Payable for investments purchased	3,226,298
Payable for purchases of delayed delivery securities (Note 1)	4,312,905
Payable for purchases of TBA securities (Note 1)	464,692,842
Payable for shares of the fund repurchased	1,733,524
Payable for custodian fees (Note 2)	130,595
Payable for investor servicing fees (Note 2)	234,107
Payable for Trustee compensation and expenses (Note 2)	671,952
Payable for administrative services (Note 2)	2,695
Payable for distribution fees (Note 2)	456,782
Payable for variation margin on futures contracts (Note 1)	48,000
Payable for variation margin on centrally cleared swap contracts (Note 1)	4,271,838
Unrealized depreciation on OTC swap contracts (Note 1)	91,827,834
Premium received on OTC swap contracts (Note 1)	27,903,068
Unrealized depreciation on forward premium swap option contracts (Note 1)	31,013,867
Written options outstanding, at value (premiums $23,855,796) (Note 1)	30,726,478
TBA sale commitments, at value (proceeds receivable $293,389,727) (Note 1)	293,504,684
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	7,447,000
Other accrued expenses	249,356
Total liabilities	962,517,000

Net assets	$772,556,658

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,001,837,666
Total distributable earnings (Note 1)	(229,281,008)
Total — Representing net assets applicable to capital shares outstanding	$772,556,658

(Continued on next page)

Mortgage Securities Fund 69

Statement of assets and liabilities cont.
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($680,882,763 divided by 56,623,584 shares)	$12.02
Offering price per class A share (100/96.00 of $12.02)*	$12.52
Net asset value and offering price per class B share ($2,190,016 divided by 183,021 shares)**	$11.97
Net asset value and offering price per class C share ($14,611,231 divided by 1,227,485 shares)**	$11.90
Net asset value, offering price and redemption price per class R share
($7,812,567 divided by 657,763 shares)	$11.88
Net asset value, offering price and redemption price per class R6 share
($5,928,100 divided by 499,036 shares)	$11.88
Net asset value, offering price and redemption price per class Y share
($61,131,981 divided by 5,147,771 shares)	$11.88

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

70 Mortgage Securities Fund

Statement of operations Year ended 9/30/20
INVESTMENT INCOME
Interest (including interest income of $57 from investments in affiliated issuers) (Note 5)	$39,588,922
Total investment income	39,588,922

EXPENSES
Compensation of Manager (Note 2)	3,319,615
Investor servicing fees (Note 2)	1,501,775
Custodian fees (Note 2)	103,744
Trustee compensation and expenses (Note 2)	23,891
Distribution fees (Note 2)	2,113,426
Administrative services (Note 2)	22,728
Other	471,951
Fees waived and reimbursed by Manager (Note 2)	(1,197,350)
Total expenses	6,359,780

Expense reduction (Note 2)	(10,525)
Net expenses	6,349,255

Net investment income	33,239,667

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	42,672,394
Futures contracts (Note 1)	(1,616,685)
Swap contracts (Note 1)	(35,347,544)
Written options (Note 1)	26,361,992
Total net realized gain	32,070,157
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(21,326,434)
Futures contracts	(100,782)
Swap contracts	(69,479,264)
Written options	(4,157,995)
Total change in net unrealized depreciation	(95,064,475)

Net loss on investments	(62,994,318)

Net decrease in net assets resulting from operations	$(29,754,651)

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 71

Statement of changes in net assets
DECREASE IN NET ASSETS	Year ended 9/30/20	Year ended 9/30/19
Operations
Net investment income	$33,239,667	$33,214,508
Net realized gain on investments	32,070,157	13,407,706
Change in net unrealized appreciation (depreciation)
of investments	(95,064,475)	39,600,617
Net increase (decrease) in net assets resulting
from operations	(29,754,651)	86,222,831
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(32,154,720)	(36,787,545)
Class B	(129,090)	(261,319)
Class C	(735,404)	(1,072,303)
Class M	(71,504)	(451,658)
Class R	(389,909)	(558,494)
Class R6	(349,280)	(372,252)
Class Y	(4,032,568)	(4,226,478)
Decrease from capital share transactions (Note 4)	(87,486,535)	(118,523,927)
Total decrease in net assets	(155,103,661)	(76,031,145)

NET ASSETS
Beginning of year	927,660,319	1,003,691,464
End of year	$772,556,658	$927,660,319

The accompanying notes are an integral part of these financial statements.

72 Mortgage Securities Fund

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Mortgage Securities Fund 73

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%) [d]
Class A
September 30, 2020	$12.96	.48	(.87)	(.39)	(.55)	(.55)	$12.02	(3.05)	$680,883	.75[f,h]	3.88[f,h]	916
September 30, 2019	12.37	.44	.74	1.18	(.59)	(.59)	12.96	9.80	780,517	.75[f,h]	3.55[f,h]	1,089
September 30, 2018	12.89	.45	(.53)	(.08)	(.44)	(.44)	12.37	(.67)	826,165	.84[f,g,h]	3.57[f,h]	1,403
September 30, 2017	13.20	.33	(.24)	.09	(.40)	(.40)	12.89	.67	645,996	.89[f]	2.53[f]	1,452
September 30, 2016	13.35	.31	(.09)	.22	(.37)	(.37)	13.20	1.70	746,534	.88[e]	2.31[e]	1,272
Class B
September 30, 2020	$12.89	.39	(.86)	(.47)	(.45)	(.45)	$11.97	(3.69)	$2,190	1.50[f,h]	3.14[f,h]	916
September 30, 2019	12.31	.35	.72	1.07	(.49)	(.49)	12.89	8.91	5,214	1.49[f,h]	2.85[f,h]	1,089
September 30, 2018	12.83	.34	(.52)	(.18)	(.34)	(.34)	12.31	(1.42)	8,280	1.57[f,g,h]	2.73[f,h]	1,403
September 30, 2017	13.14	.23	(.24)	(.01)	(.30)	(.30)	12.83	(.07)	10,736	1.62[f]	1.79[f]	1,452
September 30, 2016	13.28	.21	(.07)	.14	(.28)	(.28)	13.14	1.04	14,957	1.61[e]	1.58[e]	1,272
Class C
September 30, 2020	$12.84	.39	(.88)	(.49)	(.45)	(.45)	$11.90	(3.82)	$14,611	1.50[f,h]	3.13[f,h]	916
September 30, 2019	12.25	.35	.73	1.08	(.49)	(.49)	12.84	9.04	23,972	1.50[f,h]	2.83[f,h]	1,089
September 30, 2018	12.77	.33	(.51)	(.18)	(.34)	(.34)	12.25	(1.45)	31,674	1.59[f,g,h]	2.68[f,h]	1,403
September 30, 2017	13.08	.23	(.24)	(.01)	(.30)	(.30)	12.77	(.09)	41,652	1.64[f]	1.77[f]	1,452
September 30, 2016	13.23	.20	(.07)	.13	(.28)	(.28)	13.08	.97	56,947	1.63[e]	1.56[e]	1,272
Class R
September 30, 2020	$12.81	.45	(.86)	(.41)	(.52)	(.52)	$11.88	(3.26)	$7,813	1.00[f,h]	3.63[f,h]	916
September 30, 2019	12.23	.41	.72	1.13	(.55)	(.55)	12.81	9.55	11,126	1.00[f,h]	3.32[f,h]	1,089
September 30, 2018	12.76	.40	(.53)	(.13)	(.40)	(.40)	12.23	(1.03)	14,329	1.09[f,g,h]	3.20[f,h]	1,403
September 30, 2017	13.07	.29	(.24)	.05	(.36)	(.36)	12.76	.41	17,599	1.14[f]	2.28[f]	1,452
September 30, 2016	13.21	.27	(.07)	.20	(.34)	(.34)	13.07	1.52	22,317	1.13[e]	2.06[e]	1,272
Class R6
September 30, 2020	$12.82	.52	(.86)	(.34)	(.60)	(.60)	$11.88	(2.71)	$5,928	.37[f,h]	4.26[f,h]	916
September 30, 2019	12.24	.49	.72	1.21	(.63)	(.63)	12.82	10.25	7,454	.37[f,h]	3.96[f,h]	1,089
September 30, 2018 †	12.41	.26	(.21)	.05	(.22)	(.22)	12.24	.42*	7,530	.16*f,g,h	2.11*f,h	1,403
Class Y
September 30, 2020	$12.81	.51	(.86)	(.35)	(.58)	(.58)	$11.88	(2.75)	$61,132	.50[f,h]	4.14[f,h]	916
September 30, 2019	12.23	.48	.72	1.20	(.62)	(.62)	12.81	10.12	89,152	.50[f,h]	3.89[f,h]	1,089
September 30, 2018	12.76	.47	(.53)	(.06)	(.47)	(.47)	12.23	(.49)	105,371	.59[f,g,h]	3.75[f,h]	1,403
September 30, 2017	13.08	.36	(.25)	.11	(.43)	(.43)	12.76	.89	102,461	.64[f]	2.79[f]	1,452
September 30, 2016	13.22	.34	(.07)	.27	(.41)	(.41)	13.08	2.07	100,836	.63[e]	2.56[e]	1,272

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

74 Mortgage Securities Fund	Mortgage Securities Fund 75

Financial highlights cont.

*Not annualized.

†For the period April 20, 2018 (commencement of operations) to September 30, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

f Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Includes one-time merger costs of 0.02%.

h Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	9/30/20	9/30/19	9/30/18
Class A	0.14%	0.15%	0.12%
Class B	0.14	0.15	0.12
Class C	0.14	0.15	0.12
Class R	0.14	0.15	0.12
Class R6	0.14	0.15	0.10
Class Y	0.14	0.15	0.12

The accompanying notes are an integral part of these financial statements.

76 Mortgage Securities Fund

Notes to financial statements 9/30/20

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2019 through September 30, 2020.

Putnam Mortgage Securities Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund typically uses to a significant extent derivatives, including interest rate swaps, swaptions, forward delivery contracts, total return swaps, and options on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class A, class B, class C, class R, class R6 and class Y shares. Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase, excluding those shares that had been purchased from Japan distributors, which were liquidated on December 9, 2019. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 4.00%. Class A shares generally are not subject to a contingent deferred sales charge, and class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Prior to November 25, 2019 (December 9, 2019 for certain shareholders), class M shares were sold with a maximum front-end sales charge of 3.25% and were not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

Mortgage Securities Fund 77

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over

78 Mortgage Securities Fund

a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $39,731,128 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying

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instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”
Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty

80 Mortgage Securities Fund

risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

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TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $86,252,283 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $87,597,512 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

82 Mortgage Securities Fund

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $47,493,537 to its fiscal year ending September 30, 2021, of late year ordinary losses ((i) ordinary losses recognized between January 1, 2020 and September 30, 2020, and (ii) specified ordinary and currency losses recognized between November 1, 2019 and September 30, 2020).

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$87,214,609	$23,385,243	$110,599,852

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from late year loss deferrals, unrealized gains and losses on certain futures contracts, income on swap contracts, interest-only securities and restitution payments. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $11,144,353 to increase undistributed net investment income and $11,144,353 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$169,177,025
Unrealized depreciation	(240,364,645)
Net unrealized depreciation	(71,187,620)
Capital loss carryforward	(110,599,852)
Late year ordinary loss deferral	(47,493,537)
Cost for federal income tax purposes	$1,083,427,299

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

Mortgage Securities Fund 83

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.388% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through January 30, 2022, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $1,197,324 as a result of this limit.

Putnam Management has also contractually agreed, through January 30, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $26 relating to the fund’s investment in Putnam Government Money Market Fund.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase, excluding those shares that had been purchased from Japan distributors, which were liquidated on December 9, 2019.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,289,025	Class R	16,288
Class B	6,232	Class R6	3,599
Class C	35,097	Class Y	148,464
Class M	3,070	Total	$1,501,775

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $10,525 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $585, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

84 Mortgage Securities Fund

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,824,613
Class B	1.00%	1.00%	35,502
Class C	1.00%	1.00%	199,017
ClassM *	1.00%	†	8,105
Class R	1.00%	0.50%	46,189
Total			$2,113,426

* Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase, excluding those shares that had been purchased from Japan distributors, which were liquidated on December 9, 2019.

† Equals the weighted average of (i) 0.40% of the net assets of Putnam Limited Duration Government Income Fund attributable to class M shares existing on November 9, 2007; and (ii) 0.50% of all other net assets of Putnam Mortgage Securities Fund attributable to class M shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $15,820 and $5 from the sale of class A and class M shares, respectively, and received $405 and $623 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $66 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$9,702,145,599	$9,923,541,119
U.S. government securities (Long-term)	—	—
Total	$9,702,145,599	$9,923,541,119

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

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Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 9/30/20		YEAR ENDED 9/30/19
Class A	Shares	Amount	Shares	Amount
Shares sold	5,985,764	$74,915,113	3,327,754	$41,729,471
Shares issued in connection with
reinvestment of distributions	2,266,938	27,988,589	2,527,713	31,458,314
	8,252,702	102,903,702	5,855,467	73,187,785
Shares repurchased	(11,838,417)	(146,966,091)	(12,444,204)	(155,120,227)
Net decrease	(3,585,715)	$(44,062,389)	(6,588,737)	$(81,932,442)

	YEAR ENDED 9/30/20		YEAR ENDED 9/30/19
Class B	Shares	Amount	Shares	Amount
Shares sold	3,073	$39,436	4,245	$52,372
Shares issued in connection with
reinvestment of distributions	9,852	122,157	19,982	246,858
	12,925	161,593	24,227	299,230
Shares repurchased	(234,273)	(2,902,771)	(292,691)	(3,641,357)
Net decrease	(221,348)	$(2,741,178)	(268,464)	$(3,342,127)

	YEAR ENDED 9/30/20		YEAR ENDED 9/30/19
Class C	Shares	Amount	Shares	Amount
Shares sold	162,846	$1,988,613	170,613	$2,103,798
Shares issued in connection with
reinvestment of distributions	52,728	645,763	75,022	923,701
	215,574	2,634,376	245,635	3,027,499
Shares repurchased	(855,718)	(10,445,800)	(963,822)	(11,896,148)
Net decrease	(640,144)	$(7,811,424)	(718,187)	$(8,868,649)

	YEAR ENDED 9/30/20*		YEAR ENDED 9/30/19
Class M	Shares	Amount	Shares	Amount
Shares sold	1,966	$25,671	29,756	$377,306
Shares issued in connection with
reinvestment of distributions	2,250	29,275	14,627	183,028
	4,216	54,946	44,383	560,334
Shares repurchased	(788,679)	(10,349,976)	(91,817)	(1,160,265)
Net decrease	(784,463)	$(10,295,030)	(47,434)	$(599,931)

86 Mortgage Securities Fund

	YEAR ENDED 9/30/20		YEAR ENDED 9/30/19
Class R	Shares	Amount	Shares	Amount
Shares sold	195,969	$2,442,433	262,076	$3,254,125
Shares issued in connection with
reinvestment of distributions	27,857	339,902	35,327	434,436
	223,826	2,782,335	297,403	3,688,561
Shares repurchased	(434,645)	(5,308,703)	(600,061)	(7,424,320)
Net decrease	(210,819)	$(2,526,368)	(302,658)	$(3,735,759)

	YEAR ENDED 9/30/20		YEAR ENDED 9/30/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	149,834	$1,899,612	110,481	$1,368,846
Shares issued in connection with
reinvestment of distributions	28,634	349,280	30,263	372,252
	178,468	2,248,892	140,744	1,741,098
Shares repurchased	(261,116)	(3,183,775)	(174,486)	(2,149,812)
Net decrease	(82,648)	$(934,883)	(33,742)	$(408,714)

	YEAR ENDED 9/30/20		YEAR ENDED 9/30/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	5,045,025	$64,034,267	3,573,206	$44,499,748
Shares issued in connection with
reinvestment of distributions	255,036	3,126,560	282,194	3,466,629
	5,300,061	67,160,827	3,855,400	47,966,377
Shares repurchased	(7,111,322)	(86,276,090)	(5,509,926)	(67,602,682)
Net decrease	(1,811,261)	$(19,115,263)	(1,654,526)	$(19,636,305)

* Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase, excluding those shares that had been purchased from Japan distributors, which were liquidated on December 9, 2019.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/19	cost	proceeds	income	of 9/30/20
Short-term investments
Putnam Government
Money Market Fund*	$10,000	$—	$—	$57	$10,000
Total Short-term
investments	$10,000	$—	$—	$57	$10,000

* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund (Note 2). There were no realized or unrealized gains or losses during the period.

Mortgage Securities Fund 87

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021.  LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$1,370,200,000
Purchased swap option contracts (contract amount)	$2,596,200,000
Written TBA commitment option contracts (contract amount)	$1,395,400,000
Written swap option contracts (contract amount)	$1,527,100,000
Futures contracts (number of contracts)	4,000
Centrally cleared interest rate swap contracts (notional)	$3,285,500,000
OTC total return swap contracts (notional)	$169,700,000
OTC credit default contracts (notional)	$520,800,000

88 Mortgage Securities Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$34,033,361	Payables	$116,291,048
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	94,140,151*	Unrealized depreciation	91,847,716*
Total		$128,173,512		$208,138,764

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$14,925,466	$14,925,466
Interest rate contracts	83,078,651	(1,616,685)	(50,273,010)	$31,188,956
Total	$83,078,651	$(1,616,685)	$(35,347,544)	$46,114,422

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(74,201,223)	$(74,201,223)
Interest rate contracts	7,575,623	(100,782)	4,721,959	$12,196,800
Total	$7,575,623	$(100,782)	$(69,479,264)	$(62,004,423)

Mortgage Securities Fund 89

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto- Dominion Bank	UBS AG	Total
Assets:
Centrally cleared interest
rate swap contracts§	$—	$—	$4,807,493	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,807,493
OTC Total return swap
contracts*#	1,472	329,561	—	3,540	—	37,642	66	76,266	—	—	6,711	—	—	—	—	455,258
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	6,575,497	3,063,854	—	6,055,658	—	—	2,691,775	5,011,195	10,635,382	—	—	34,033,361
Futures contracts§	—	—	—	—	—	—	—	—	—	—	71,356	—	—	—	—	71,356
Forward premium swap
option contracts #	8,980,144	—	—	1,535,449	—	—	—	1,359,946	—	14,798,228	—	—	6,714,916	—	2,016,424	35,405,107
Purchased swap
options **#	160,110	231,576	—	4,874,384	—	—	—	129,635	—	4,633,757	—	—	15,136,444	398,769	1,957,205	27,521,880
Purchased options **#	—	—	—	—	—	—	—	—	—	2,738,090	—	—	—	—	—	2,738,090
Repurchase agreements **	—	—	—	—	—	—	—	—	38,952,000	—	—	—	—	—	—	38,952,000
Total Assets	$9,141,726	$561,137	$4,807,493	$6,413,373	$6,575,497	$3,101,496	$66	$7,621,505	$38,952,000	$22,170,075	$2,769,842	$5,011,195	$32,486,742	$398,769	$3,973,629	$143,984,545
Liabilities:
Centrally cleared interest
rate swap contracts§	—	—	4,271,838	—	—	—	—	—	—	—	—	—	—	—	—	4,271,838
OTC Total return swap
contracts*#	—	432,480	—	51	—	6,769	200	97,047	—	4,068	19,608	—	—	—	—	560,223
OTC Credit default
contracts — protection
sold*#	—	—	—	—	20,786,152	16,773,064	2,926,129	5,933,137	—	—	481,392	8,781,495	60,609,679	—	—	116,291,048
Futures contracts§	—	—	—	—	—	—	—	—	—	—	48,000	—	—	—	—	48,000
Forward premium swap
option contracts #	11,456,345	—	—	1,203,914	—	—	—	1,072,962	—	9,323,880	—	—	5,658,643	—	2,298,123	31,013,867
Written swap options #	134,534	373,609	—	5,294,041	—	—	—	6,773,102	—	4,634,796	—	—	8,212,449	541,771	2,171,722	28,136,024
Written options #	—	—	—	—	—	—	—	—	—	2,590,454	—	—	—	—	—	2,590,454
Reverse repurchase
agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total Liabilities	$11,590,879	$806,089	$4,271,838	$6,498,006	$20,786,152	$16,779,833	$2,926,329	$13,876,248	$—	$16,553,198	$549,000	$8,781,495	$74,480,771	$541,771	$4,469,845	$182,911,454
Total Financial and
Derivative Net Assets	$(2,449,153)	$(244,952)	$535,655	$(84,633)	$(14,210,655)	$(13,678,337)	$(2,926,263)	$(6,254,743)	$38,952,000	$5,616,877	$2,220,842	$(3,770,300)	$(41,994,029)	$(143,002)	$(496,216)	$(38,926,909)
Total collateral received
(pledged)†##	$(2,449,153)	$(244,952)	$—	$(84,633)	$(14,210,655)	$(13,678,337)	$(2,880,656)	$(6,254,743)	$38,952,000	$4,995,000	$2,220,842	$(3,770,300)	$(41,815,132)	$(143,002)	$(496,216)
Net amount	$—	$—	$535,655	$—	$—	$—	$(45,607)	$—	$—	$621,877	$—	$—	$(178,897)	$—	$—

90 Mortgage Securities Fund	Mortgage Securities Fund 91

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto- Dominion Bank	UBS AG	Total
Controlled collateral
received (including TBA
commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,995,000	$2,452,000	$—	$—	$—	$—	$7,447,000
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$39,731,128	$—	$—	$—	$—	$—	$—	$39,731,128
Collateral (pledged)
(including TBA
commitments)**	$(2,660,734)	$(581,914)	$—	$(110,989)	$(14,426,545)	$(13,835,447)	$(2,880,656)	$(6,581,488)	$—	$—	$—	$(3,922,631)	$(41,815,132)	$(221,990)	$(559,986)	$(87,597,512)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $2,883,661 and $7,088,085, respectively.

Note 9: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

Note 10: Change in independent accountants (Unaudited)

On March 20, 2020, the Audit, Compliance and Distributions Committee of the Trustees of the Putnam Funds approved and recommended the decision to change the Fund’s independent accountant and to not retain KPMG LLP, and on April 3, 2020, upon request of the Putnam Funds, KPMG LLP provided a letter of resignation. During the two previous fiscal years, KPMG LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle.  Further, in connection with its audits for the two previous fiscal years and the subsequent interim period through April 3, 2020: (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the subject matter of the disagreements in its report on the Fund’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended.

On April 17, 2020, the Audit, Compliance and Distributions Committee of the Trustees of the Putnam Funds approved and recommended the decision to appoint PricewaterhouseCoopers LLP as the Fund’s independent accountant.

92 Mortgage Securities Fund	Mortgage Securities Fund 93

Federal tax information (Unaudited)

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $32,497,221 of distributions paid as qualifying to be taxed as interest-related dividends, and no amount to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2021 will show the tax status of all distributions paid to your account in calendar 2020.

94 Mortgage Securities Fund

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*

Other directorships: Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Private investor

Other directorships: Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.

Other directorships: Director of Ascent Resources, LLC, a private exploration and production company established to acquire, explore for, develop, and produce natural gas, oil, and natural gas liquids reserves in the Appalachian Basin; Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.

Other directorships: Director of the Great Lakes Science Center and of College Now Greater Cleveland.

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.

Other directorships: Director of Yale-NUS College and Trustee of Yale University.

Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.

Other directorships: Trustee of Yale University; a Director of Exelon Corporation, an energy company focused on power services; and a member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.

Kenneth R. Leibler

Born 1949, Trustee since 2006
Vice Chair from 2016 to 2018,
and Chair since 2018

Principal occupations during past five years: Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.

Other directorships: Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.

Mortgage Securities Fund 95

George Putnam, III

Born 1951, Trustee since 1984

Principal occupations during past five years: Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.

Other directorships: Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

Manoj P. Singh

Born 1952, Trustee since 2017

Principal occupations during past five years: Until 2015, Chief Operating Officer and Global Managing Director at Deloitte Touche Tohmatsu, Ltd., a global professional services organization, serving on the Deloitte U.S. Board of Directors and the boards of Deloitte member firms in China, Mexico, and Southeast Asia.

Other directorships: Director of Abt Associates, a global research firm working in the fields of health, social and environmental policy, and international development; Trustee of Carnegie Mellon University; Director of Pratham USA, an organization dedicated to children's education in India; member of the advisory board of Altimetrik, a business transformation and technology solutions firm; and Director of DXC Technology, a global IT services and consulting company.

Mona K. Sutphen

Born 1967, Trustee since 2020

Principal occupations during past five years: Senior Advisor at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Macro Advisory Partners, a global consulting firm.

Other directorships: Director of Unitek Learning, a private nursing and medical services education provider in the United States; Director of Pioneer Natural Resources, a publicly traded company engaged in oil exploration and production in the Permian basin; previous Director of Pattern Energy, a publicly traded renewable energy company; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; and member of the Advisory Board for the Center on Global Energy Policy at Columbia University's School of International and Public Affairs.

INTERESTED TRUSTEE

Robert L. Reynolds*

Trustee since 2008 and President and Chief Executive Officer of Putnam Investments since 2008

Principal occupations during past five years: President and Chief Executive Officer of Putnam Investments; President and Chief Executive Officer of Great-West Financial, a financial services company that provides retirement savings plans, life insurance, and annuity and executive benefits products; President and Chief Executive Officer of Great-West Lifeco U.S. Inc., a holding company that owns Putnam Investments and Great-West Financial; and member of Putnam Investments' and Great-West Financial's Board of Directors.

Other directorships: Director of West Virginia University Foundation; director of the Concord Museum; director of Dana-Farber Cancer Institute; Chairman of Massachusetts Competitive Partnership; director of Boston Chamber of Commerce; member of the Chief Executives Club of Boston; member of the National Innovation Initiative; member of the Massachusetts General Hospital President's Council; member of the Council on Competitiveness; and previously the President of the Commercial Club of Boston.

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of September 30, 2020, there were 98 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

96 Mortgage Securities Fund

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Richard T. Kircher (Born 1962)
Vice President and Chief Legal Officer	Vice President and BSA Compliance Officer
Since 2011	Since 2019
General Counsel, Putnam Investments,	Assistant Director, Operational Compliance, Putnam
Putnam Management, and Putnam Retail Management	Investments and Putnam Retail Management

James F. Clark (Born 1974)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer
Since 2016	Since 2007
Chief Compliance Officer and Chief Risk Officer,	Head of Accounting and Middle Office Services,
Putnam Investments and Chief Compliance Officer,	Putnam Investments and Putnam Management
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Mark C. Trenchard (Born 1962)
Since 2004	Vice President
Since 2002
Director of Operational Compliance, Putnam
Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Mortgage Securities Fund 97

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Global Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Global Sector	Money Market Fund†
Global Health Care Fund	Mortgage Opportunities Fund
Global Technology Fund	Mortgage Securities Fund
Short Duration Bond Fund
Growth	Ultra Short Duration Income Fund
Growth Opportunities Fund
Small Cap Growth Fund	Tax-free Income
Sustainable Future Fund	Intermediate-Term Municipal Income Fund
Sustainable Leaders Fund	Short-Term Municipal Income Fund
Strategic Intermediate Municipal Fund
Value	Tax Exempt Income Fund
Equity Income Fund	Tax-Free High Yield Fund
International Value Fund
Small Cap Value Fund	State tax-free income funds‡:
California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

98 Mortgage Securities Fund

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2060 Fund
Putnam Retirement Advantage 2055 Fund
Putnam PanAgora**	Putnam Retirement Advantage 2050 Fund
Putnam PanAgora Managed Futures Strategy	Putnam Retirement Advantage 2045 Fund
Putnam PanAgora Market Neutral Fund	Putnam Retirement Advantage 2040 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2045 Fund
Putnam Retirement Advantage 2040 Fund
Asset Allocation	Putnam Retirement Advantage 2035 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2030 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage 2020 Fund
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Mortgage Securities Fund 99

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

100 Mortgage Securities Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
Independent Registered Public	Officer, and Chief Risk Officer	Principal Financial Officer,
Accounting Firm		Principal Accounting Officer,
PricewaterhouseCoopers LLP	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Mortgage Securities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

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Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Dr. Joskow, and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education; in the case of Dr. Joskow, including his experience serving on the audit committees of several public companies and institutions and his education and experience as an economist who studies companies and industries, routinely using public company financial statements in his research. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

September 30, 2020	$123,957	$ —	$9,872	$ —
September 30, 2019	$147,425	$ —	$5,555	$ —

For the fiscal years ended September 30, 2020 and September 30, 2019, the fund's independent auditor billed aggregate non-audit fees in the amounts of $355,714 and $5,555 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

September 30, 2020	$ —	$345,842	$ —	$ —
September 30, 2019	$ —	$ —	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Mortgage Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: November 23, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: November 23, 2020